As filed on June 29, 2011
Registration Nos. 33-10754, 811-4933

FORM N-1A

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 49	☒
(Check appropriate box or boxes.)

PFM Funds
(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Address of principal executive offices) (Zip code)

(800) 338-3383
(Registrant's telephone number, including area code).

PFM Asset Management LLC
One Keystone Plaza, Suite 300, North Front & Market Streets
Harrisburg, Pennsylvania 17101
(Name and address of agent for service)

Copy to:

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective
(check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant’s Registration Statement on Form N-1A relates to the series and classes listed below and does not affect the Registration Statement of the SNAP Fund Class of Prime Series:

Prime Series – Institutional Class
Prime Series – Independent Schools and Colleges Class
Prime Series – Florida Education Class
Prime – Colorado Investors Class
Government Series

Prime Series Institutional Class Shares Independent Schools and Colleges Class Shares Florida Education Class Shares Colorado Investors Class Shares Government Series Prospectus Dated June 29, 2011

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Not all funds and classes listed in this Prospectus are available in all states.

PFM Funds

Prime Series

Institutional Class Shares

Independent Schools and Colleges Class Shares
Florida Education Class Shares
Colorado Investors Class Shares

Government Series

Prime Series and Government Series (each, a “Portfolio” and, collectively, the “Portfolios”) are separate investment portfolios of PFM Funds (the “Trust”), a diversified, open-end management investment company. The Portfolios are money market funds designed and managed to suit the special cash management needs of institutions such as municipalities, other governmental entities, corporations, universities, hospitals, insurance entities and not for profit organizations. This Prospectus relates to shares of the Institutional Class, Independent Schools and Colleges Class (“Independent Schools Class”), Florida Education Class and Colorado Investors Class of Prime Series and to shares of Government Series. It gives you important information about Prime Series and Government Series that you should know before investing. The SNAP® Fund Class shares of Prime Series are offered by means of a separate Prospectus, which is available by calling (800) 570-7627.

PFM Asset Management LLC (“PFM Asset Management” or the “Adviser”) serves as each Portfolio’s investment adviser.

Government Series and the Institutional Class of Prime Series are listed on the National Association of Insurance Commissioners’ Approved List of Money Market Mutual Funds.

Table of Contents

Fund Summaries

Prime Series Institutional Class Shares	2

Prime Series Independent Schools and Colleges Class Shares	4

Prime Series Florida Education Class Shares	7

Prime Series Colorado Investors Class Shares	9

Government Series	12

Principal Investment Objective and Policies	15
Special Information about Cash Management for
Municipalities & Institutions
Valuation

Management of the Trust	18
Board of Trustees
Investment Advisory, Administration & Transfer Agency Arrangements

Shareholder Information	21
How to Purchase & Redeem Shares
Dividend, Tax & Related Information

Financial Highlights	30

For More Information	Back Cover

Fund Summary – Prime Series Institutional Class

Investment Objective

The investment objective of Prime Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value (“NAV”) of $1.00 per share.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees		0.06%
Distribution (12b-1) Fees		0.00%
Other Expenses:		0.11%
Transfer Agent Fees	0.09%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses		0.17%

Expense Example

This example is intended to help you compare the cost of investing in shares of the Institutional Class of Prime Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$17	$55	$96	$217

Principal Investment Strategies

Prime Series is a money market fund that invests exclusively in high quality, short term money market instruments, including: obligations of the United States Government, its agencies or instrumentalities; debt obligations of U.S. companies; obligations of financial institutions; obligations of U.S. municipalities; and money market mutual funds which are restricted to investments in which Prime Series may invest. Prime Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed to final maturity without regard to interest rate adjustments on investments) of 120 days or less.

Principal Investment Risks

Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series – like an investment in any money market fund – is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Prime Series’ income to decline or that rising interest rates may result in a decline in the value of Prime Series’ portfolio securities. Management Risk is the possibility that securities selected by Prime Series’ investment adviser will cause Prime Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Prime Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer’s default in paying principal or interest could result in a decline in Prime Series’ yield or its NAV per share.

An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.

Annual Total Returns

The following information illustrates how shares of the Institutional Class of Prime Series have performed over time. Of course, past performance is not a guarantee of future results.

Year-by-Year Total Return (shown for calendar years) (%)

High Quarter	4Q 2008	0.56%
Low Quarter	1Q 2010	0.04%
Year-to-Date through March 31, 2011 (unannualized)		0.04%

Average Annual Total Return of Institutional Class
(as of calendar year ended December 31, 2010)

Inception Date	Past	Since
of Institutional Class	1 Year	Inception
9/28/2008	0.20%	0.61%

To obtain current yield information call (800) 338-3383.

Management

Investment Adviser

PFM Asset Management LLC, with its principal office at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser of Prime Series.

Purchase and Sale of Fund Shares

The eligibility requirements to purchase shares of the Institutional Class of Prime Series are as follow:

•	$1 million minimum investment and

•	$1 million minimum balance

OR

•	Institutions that participate in certain programs sponsored by PFM Asset Management

Shares of the Institutional Class may be purchased or redeemed by mail, wire or using Automated Clearing House (ACH) payments on any Trust Business Day, as defined in the “Valuation” section of the Prospectus. Shares may also be redeemed using redemption checks. Share transactions can be initiated online at www.eon.pfm.com or by calling (800) 338-3383. Instructions for completing share transactions by mail are also available by calling (800) 338-3383. See “How to Purchase and Redeem Shares – Additional Purchase Requirements” in the Prospectus for further information.

Tax Information

Dividends of net investment income and distributions of net realized capital gains by Prime Series are generally taxable to shareholders (except tax-exempt shareholders).

Fund Summary – Prime Series Independent Schools and Colleges Class

Investment Objective

The investment objective of Prime Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value (“NAV”) of $1.00 per share.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Independent Schools Class of Prime Series. Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees		0.06%
Distribution (12b-1) Fees		0.00%
Other Expenses:		0.25%
Transfer Agent Fees	0.17%
Other Operating Expenses	0.08%
Total Annual Fund Operating Expenses		0.31%
Less: Fee Waivers*		(0.05%)
Net Annual Fund Operating Expenses		0.26%

* The Adviser will waive a portion of transfer agency fees payable by the Independent Schools Class through October 31, 2012 pursuant to a contractual expense limitation agreement between the Adviser and the Trust in order to limit ordinary operating expenses to not more than 0.26% of the average daily net assets of the Independent Schools Class. This limitation does not apply to any taxes, interest, brokerage commissions or extraordinary expenses, such as litigation expenses, that may be incurred and would, if incurred, increase the overall expense ratio. Prior to October 31, 2012, the Adviser’s agreement to waive fees may only be terminated by the Trust’s Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in shares of the Independent Schools Class of Prime Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$27	$95	$169	$388

Principal Investment Strategies

Prime Series is a money market fund that invests exclusively in high quality, short term money market instruments, including: obligations of the United States Government, its agencies or instrumentalities; debt obligations of U.S. companies; obligations of financial institutions; obligations of U.S. municipalities; and money market mutual funds which are restricted to investments in which Prime Series may invest. Prime Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed to final maturity without regard to interest rate adjustments on investments) of 120 days or less.

Principal Risks

Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series – like an investment in any money market fund – is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Prime Series’ income to decline or that rising interest rates may result in a decline in the value of Prime Series’ portfolio securities. Management Risk is the possibility that securities selected by Prime Series’ investment adviser will cause Prime Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Prime Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer’s default in paying principal or interest could result in a decline in Prime Series’ yield or its NAV per share.

An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.

Annual Total Returns

The following information is intended illustrates how shares of the Independent Schools Class of Prime Series have performed over time. Of course, past performance is not a guarantee of future results.

Year-by-Year Total Return (shown for calendar years) (%)

High Quarter	3Q 2009	0.09%
Low Quarter	1Q 2010	0.04%
Year-to-Date through March 31, 2011 (unannualized)		0.04%

Average Annual Total Return
(as of calendar year ended December 31, 2010)

Inception	Past	Since
Date of Fund	1 year	Inception
5/11/2009	0.19%	0.25%

To obtain current yield information, call (800) 338-3383.

Management

Investment Adviser

PFM Asset Management LLC, with its principal office at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser of Prime Series.

Purchase and Sale of Fund Shares

The eligibility requirements to purchase shares of the Independent Schools Class of Prime Series are as follow:

•	$50,000 minimum investment and

•	$50,000 minimum average balance

Shares of the Independent Schools Class may be purchased or redeemed by mail, wire or using Automated Clearing House (ACH) payments on any Trust Business Day, as defined in the “Valuation” section of the Prospectus. Shareholders of the Independent Schools Class are limited to making no more than two redemptions by wire per calendar month. Share transactions can be initiated online at www.eon.pfm.com or by calling (800) 338-3383. Instructions for completing share transactions by mail are also available by calling (800) 338-3383. See “How to Purchase and Redeem Shares – Additional Purchase Requirements” in the Prospectus for further information.

Tax Information

Dividends of net investment income and distributions of net realized capital gains by Prime Series are generally taxable to shareholders (except tax-exempt shareholders).

Fund Summary – Prime Series Florida Education Class

Investment Objective

The investment objective of Prime Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value (“NAV”) of $1.00 per share.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Florida Education Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.06%
Distribution (12b-1) Fees	0.00%
Other Expenses:	0.01%
Total Annual Fund Operating Expenses	0.07%

Expense Example

This example is intended to help you compare the cost of investing in shares of the Florida Education Class of Prime Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$90

Principal Investment Strategies

Prime Series is a money market fund that invests exclusively in high quality, short term money market instruments, including: obligations of the United States Government, its agencies or instrumentalities; debt obligations of U.S. companies; obligations of financial institutions; obligations of U.S. municipalities; and money market mutual funds which are restricted to investments in which Prime Series may invest. Prime Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed to final maturity without regard to interest rate adjustments on investments) of 120 days or less.

Principal Investment Risks

Although Prime Series invests exclusively in high-quality securities, an investment in the Prime Series – like an investment in any money market fund – is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Prime Series’ income to decline or that rising interest rates may result in a decline in the value of Prime Series’ portfolio securities. Management Risk is the possibility that securities selected by Prime Series’ investment adviser will cause Prime Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Prime Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer’s default in paying principal or interest could result in a decline in Prime Series’ yield or its NAV per share.

An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.

Annual Total Returns

The following information is intended to help you understand the risks of investing in the Florida Education Class. It illustrates how the SNAP Fund Class of Prime Series has performed over time. Performance information for the Florida Education Class is not shown below because that class of Prime Series does not have annual returns for at least one calendar year. The performance of the Florida Education Class of Prime Series will vary due to different expenses than those of the SNAP Fund Class of Prime Series.

Year-by-Year Total Return (shown for calendar years) (%)

High Quarter	3Q 2000	1.66%
Low Quarter	1Q 2011	0.06%
Year-to-Date through March 31, 2011 (unannualized)		0.06%

Average Annual Total Return
(as of calendar year ended December 31, 2010)

Inception	Past	Past	Past	Since
Date of Fund	1 year	5 years	10 years	Inception
7/24/1995	0.28%	2.87%	2.60%	3.69%

To obtain current yield information, call (800) 338-3383.

Management

Investment Adviser

PFM Asset Management LLC, with its principal office at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser of Prime Series.

Purchase and Sale of Fund Shares

Shares of the Florida Education Class may only be purchased or redeemed by the Florida Educational Investors Trust via incoming or outgoing wire transfer. There is no minimum initial investment or ongoing balance requirements to invest in the Florida Education Class.

Tax Information

Dividends of net investment income and distributions of net realized capital gains by Prime Series are generally taxable to shareholders (except tax-exempt shareholders).

Fund Summary – Prime Series Colorado Investors Class

Investment Objective

The investment objective of Prime Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value (“NAV”) of $1.00 per share.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Colorado Investors Class of Prime Series. Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees		0.06%
Distribution (12b-1) Fees		0.00%
Other Expenses:		0.10%
Transfer Agent Fees	0.09%
Other Operating Expenses	0.01%
Total Annual Fund Operating Expenses		0.16%
Less: Fee Waivers*		(0.04%)
Net Annual Fund Operating Expenses		0.12%

* The Adviser will waive a portion of transfer agency fees payable by the Colorado Investors Class through October 31, 2012 pursuant to a contractual expense limitation agreement between the Adviser and the Trust in order to limit ordinary operating expenses to not more than 0.12% of the average daily net assets of the Colorado Investors Class. This limitation does not apply to any taxes, interest, brokerage commissions or extraordinary expenses, such as litigation expenses, that may be incurred and would, if incurred, increase the overall expense ratio. Prior to October 31, 2012, the Adviser’s agreement to waive fees may only be terminated by the Trust’s Board of Trustees.

Expense Example

This example is intended to help you compare the cost of investing in shares of the Colorado Investors Class of Prime Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$13	$48	$86	$201

Principal Investment Strategies

Prime Series is a money market fund that invests exclusively in high quality, short term money market instruments, including: obligations of the United States Government, its agencies or instrumentalities; debt obligations of U.S. companies; obligations of financial institutions; obligations of U.S. municipalities; and money market mutual funds which are restricted to investments in which Prime Series may invest. Prime Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed to final maturity without regard to interest rate adjustments on investments) of 120 days or less.

Principal Risks

Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series – like an investment in any money market fund – is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Prime Series’ income to decline or that rising interest rates may result in a decline in the value of Prime Series’ portfolio securities. Management Risk is the possibility that securities selected by Prime Series’ investment adviser will cause Prime Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Prime Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer’s default in paying principal or interest could result in a decline in Prime Series’ yield or its NAV per share.

An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.

Annual Total Returns

The following information is intended to help you understand the risks of investing in the Colorado Investors Class. It illustrates how shares of the SNAP Fund Class of Prime Series have performed over time. Performance information for the Colorado Investors Class is not shown below because that class of Prime Series has not yet commenced operations. The performance of the Colorado Investors Class of Prime Series will vary due to different expenses than those of the SNAP Fund Class of Prime Series.

Year-by-Year Total Return (shown for calendar years) (%)

High Quarter	3Q 2000	1.66%
Low Quarter	1Q 2011	0.06%
Year-to-Date through March 31, 2011 (unannualized)		0.06%

Average Annual Total Return
(as of calendar year ended December 31, 2010)

Inception	Past	Past	Past	Since
Date of Fund	1 year	5 years	10 years	Inception
7/24/1995	0.28%	2.87%	2.60%	3.69%

To obtain current yield information, call (800) 338-3383.

Management

Investment Adviser

PFM Asset Management LLC, with its principal office at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser of Prime Series.

Purchase and Sale of Fund Shares

Colorado Investors Shares shall be available only to any institutional entities with a principal place of business in Colorado, including, but not limited to, municipalities, counties, school districts, special districts, higher education institutions, other governmental entities or political subdivisions thereof, not-for-profit entities or corporations.

The eligibility requirements to purchase shares of the Colorado Investors Class of Prime Series are as follow:

•	$50,000 minimum investment and

•	$50,000 minimum average balance

Shares of the Colorado Investors Class may be purchased or redeemed by wire or using Automated Clearing House (ACH) payments on any Trust Business Day, as defined in the “Valuation” section of the Prospectus. Share transactions can be initiated online at www.eon.pfm.com or by calling (800) 338-3383. Instructions for completing share transactions by mail are also available by calling (800) 338-3383. See “How to Purchase and Redeem Shares – Additional Purchase Requirements” in the Prospectus for further information.

Tax Information

Dividends of net investment income and distributions of net realized capital gains by Prime Series are generally taxable to shareholders (except tax-exempt shareholders).

Fund Summary – Government Series

Investment Objective

The investment objective of Government Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value (“NAV”) of $1.00 per share.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees		0.08%
Distribution (12b-1) Fees		0.00%
Other Expenses:		0.12%
Transfer Agent Fees	0.09%
Other Operating Expenses	0.03%
Total Annual Fund Operating Expenses		0.20%

Expense Example

This example is intended to help you compare the cost of investing in shares of Government Series with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$21	$64	$113	$255

Principal Investment Strategies

Government Series is a money market fund that invests exclusively in obligations of the United States Government, its agencies and instrumentalities (“U.S. Government Obligations”); obligations issued by entities with liquidity support from the U.S. Government, or its agencies or instrumentalities; repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Government Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed without regard to interest rate adjustments on investments) of 120 days or less.

Principal Investment Risks

Although Government Series invests exclusively in high-quality securities, an investment in Government Series – like an investment in any money market fund –is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Government Series’ income to decline or that rising interest rates may result in a decline in the value of Government Series’ portfolio securities. Management Risk is the possibility that securities selected by Government Series’ investment adviser will cause Government Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Government Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer’s default in paying principal or interest could result in a decline in Government Series’ yield or its NAV per share.

An investment in Government Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Government Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Government Series.

Annual Total Returns

The following information is intended to help you understand the risks of investing in Government Series. It illustrates how Government Series has performed over time. Of course, past performance is not a guarantee of future results.

Year-by-Year Total Return (shown for calendar years) (%)

High Quarter	3Q 2000	1.61%
Low Quarter	1Q 2011	0.02%
Year-to-Date through March 31, 2011 (unannualized)		0.02%

Average Annual Total Return
(as of calendar year ended December 31, 2010)

Inception	Past	Past	Past	Since
Date of Fund	1 year	5 years	10 years	Inception
1/5/1999	0.13%	2.53%	2.31%	2.85%

To obtain current yield information, call (800) 338-3383.

Management

Investment Adviser

PFM Asset Management LLC, with its principal office at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser of Government Series.

Purchase and Sale of Fund Shares

Shares of Government Series are offered on a continuous basis at the NAV per share next determined after an order is received by the Transfer Agent and deemed effective. There is no sales charge or redemption fee. Shares of Government Series are available to institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The eligibility requirements to purchase shares of Government Series are as follow:

•	$1 million minimum investment and

•	$1 million minimum balance

OR

•	Institutions that participate in certain programs sponsored by PFM Asset Management

Shares of Government Series may be purchased or redeemed by mail, wire or using Automated Clearing House (ACH) payments on any Trust Business Day, as defined in the “Valuation” section of the Prospectus. Shares may also be redeemed using redemption checks. Share transactions can be initiated online at www.eon.pfm.com or by calling (800) 338-3383. Instructions for completing share transactions by mail are also available by calling (800) 338-3383. See “How to Purchase and Redeem Shares – Additional Purchase Requirements” in the Prospectus for further information.

Tax Information

Dividends of net investment income and distributions of net realized capital gains by Government Series are generally taxable to shareholders (except tax exempt shareholders).

Principal Investment Objective and Policies

The investment objective of each of the Portfolios is to provide its shareholders with high current income consistent with stability, safety of principal and liquidity. This objective may not be changed without the approval of the relevant Portfolio’s outstanding voting securities. Each Portfolio seeks to maintain a stable NAV of $1.00 per share and maintains a dollar weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. To pursue its investment objective, each Portfolio purchases the U.S. dollar denominated instruments described in this Prospectus. Investments of Government Series are limited to U.S. Government Obligations; obligations issued by entities with liquidity support from the U.S. Government, or its agencies or instrumentalities; repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Pursuant to procedures approved by the Trust’s Board of Trustees, each Portfolio will invest in an instrument only if the Adviser is satisfied that the credit risk associated with the investment is minimal. Detailed information about the Portfolios’ investment policies is included in the Statement of Additional Information (the “SAI”).

From time to time, cash assets of a Portfolio may be maintained in a demand deposit or other deposit account with the Custodian pending investment.

Obligations of the United States Government and its Agencies and Instrumentalities. The Portfolios may purchase bills, notes and bonds issued by the U.S. Treasury and backed by the full faith and credit of the United States. The Portfolios may also purchase obligations of any agency or instrumentality of the United States, including but not limited to, obligations of Fannie Mae, Freddie Mac, the Federal Home Loan Banks, the Federal Farm Credit Banks and the Government National Mortgage Association. As of the date of this Prospectus, the Portfolios hold obligations issued by the U.S. Treasury and obligations issued by the following agencies or instrumentalities of the United States: Fannie Mae, Freddie Mac, the Federal Home Loan Banks and the Federal Farm Credit Banks. However, the Portfolios need not continue to invest in obligations of these issuers and may invest in obligations of other U.S. government agencies and instrumentalities. Obligations of certain agencies and instrumentalities (such as the Government National Mortgage Association) are supported by the full faith and credit of the U.S. government; others such as obligations of Fannie Mae and Freddie Mac are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the United States. However, these agencies may receive some form of federal support. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) Freddie Mac, Fannie Mae and the Federal Home Loan Banks. Such support may be limited and subject to specified conditions. Still other obligations of agencies and instrumentalities of the U.S. government are supported only by the credit of the agency or instrumentality issuing the obligation.

The Portfolios (including Government Series) may also invest in obligations issued by entities with liquidity support from the U.S. Government, or its agencies or instrumentalities. These support arrangements provide that the U.S. Government or its agencies or instrumentalities will advance funds to the entity to pay the obligations of the entity to the extent it has insufficient funds to pay amounts due on its obligations. The liquidity support may be subject to certain conditions, including that the entity is not in bankruptcy. One such entity is Straight-A Funding, LLC, which was established to provide liquidity for the student loan market. The Adviser is satisfied that these obligations, although not identical to direct U.S. Government Obligations, present minimal credit risk.  See “Principal Risks.”

U.S. Government Obligations include those issued under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program (“TLGP Program”). Under the TLGP Program, the FDIC guarantees the payment of principal and interest on securities issued by private entities participating in the TLGP Program through the earlier of the maturity date of the debt or December 31, 2012 (the “FDIC Guarantee”). The FDIC has concluded that the FDIC Guarantee is subject to the full faith and credit of the United States pursuant to the Federal Deposit Insurance Act. The Portfolios each may invest in (1) securities guaranteed by the FDIC under the TLGP Program, and (2) repurchase agreements that are secured with collateral guaranteed by the FDIC under the TLGP Program. Securities of any single issuer purchased by the Portfolios, including securities of the issuer guaranteed by the FDIC under the TLGP Program, are subject to each Portfolio’s 5% per issuer limitation on the date of purchase. Although the securities issued under the TLGP Program are guaranteed by the FDIC, they are still subject to interest rate and market risk, and the FDIC Guarantee does not apply to shares of the Portfolios.

Repurchase Agreements. The Portfolios may enter into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases securities and simultaneously commits to resell those securities to the seller at an agreed upon price on an agreed upon future date. The repurchase price reflects a market rate of interest. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price to the Portfolio on the agreed delivery date, the Portfolio may incur costs in disposing of the security and may experience losses if there is any delay in its ability to do so.

Commercial Paper. (Prime Series only) Prime Series invests only in “prime quality” commercial paper of corporations organized under the laws of the United States or any state thereof, including paper issued by bank holding companies and high-quality asset-backed securities, with a maturity of 270 days or less. “Prime quality” means that it shall be rated by at least two of the following firms: Moody’s Investors Service, Inc. (“Moody’s”), within its Moody’s rating of prime 1, Standard & Poor’s Rating Services (“S&P”), within its rating of A-1, Fitch Investor’s Services, Inc. (“Fitch”), within its rating of F-1, or by their corporate successors. Prime Series will not invest more than 35% of its total assets in commercial paper and not more than 5% of its assets will be invested in the commercial paper of any one issuer.

Corporate Notes and Bonds. (Prime Series only) Prime Series may invest in bonds, notes and other evidences of indebtedness or obligations issued by corporations organized under the laws of the United States or any state having a remaining maturity of 397 days. All such debt obligations purchased by Prime Series shall be rated at least Aa or better by Moody’s and AA or better by S&P. Prime Series may purchase variable and floating rate instruments.

Obligations of Banks. (Prime Series only) Prime Series may purchase bankers’ acceptances, certificates of deposit and negotiable bank deposit notes. Bankers’ acceptances are time drafts or bills of exchange created to finance trade goods and “accepted” by either a domestic bank or a foreign bank with an agency domiciled in the United States. Certificates of deposit and bank deposit notes are securities evidencing deposits in domestic banks and domestic offices of foreign banks.

Certificates of deposit and bank deposit notes with maturities of one year or less will be considered for purchase by Prime Series only if rated at least A-1 or better by S&P and P-1 or better by Moody’s. Bank obligations with a remaining maturity of over one year will be considered for purchase by Prime Series only if rated AA or better by S&P and Aa or better by Moody’s. Prime Series will not invest in any bank obligation with a remaining maturity of more than 397 days.

Floating-Rate and Variable-Rate Obligations. Debt obligations purchased by the Portfolios may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These securities may have demand features which give the Portfolios the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

Municipal Obligations. (Prime Series only) Prime Series may invest in the bonds, notes and other evidences of indebtedness of municipal entities including any state of the United States or any city, county, town or district situated in any one of the states of the United States. See “Investment Policies” in the SAI for a discussion of additional criteria that municipal obligations must meet to be eligible for investment by Prime Series.

Securities Issued by Other Money Market Funds. Prime Series and Government Series may each invest to a limited extent in securities of other money market mutual funds provided that the instruments in which any such money market fund may invest are restricted to those in which Prime Series or Government Series, as the case may be, would be permitted to invest directly. As a shareholder of another mutual fund, a Portfolio would bear its pro rata portion of that fund’s expenses, including advisory fees, in addition to its own expenses. See “Investment Policies” in the SAI for further information on money market fund investments.

Portfolio Holdings

A description of the Trust’s policy concerning the disclosure of portfolio holdings information is set forth in the SAI.

Special Information About Cash Management For Municipalities and Institutions

The Portfolios’ investment objectives and investment policies are consistent with the special cash management needs of institutions, such as universities, hospitals, insurance entities, independent schools and colleges, and not for profit organizations, as well as municipalities, other governmental agencies and political subdivisions and corporations (collectively, “institutional investors”) that must manage investments conservatively. The Portfolios invest only in those instruments in which such governmental units are permitted to invest directly under Sections 2.2 4501 through 2.2 4510 of the Code of Virginia. Government Series also meets the investment restrictions for sinking funds under section 2.2-4500 of the Code of Virginia. Specialized cash management features are available to shareholders through the Portfolios, including the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request, and assistance in complying with specialized accounting and record keeping required under the Internal Revenue Code (the “Code”) arbitrage rebate provisions applicable to the earnings on proceeds of tax-exempt bonds.  Government Series and the Institutional Class of Prime Series are listed on the National Association of Insurance Commissioners’ Approved List of Mutual Funds.

Valuation

Each Portfolio values its portfolio securities using the amortized cost method of valuation in accordance with rules adopted by the Securities and Exchange Commission (the “SEC”). Under this method, the Portfolios’ shares are normally valued at $1.00 per share. The amortized cost method permits the Portfolios to value their portfolio securities based on their cost and to assume a constant amortization to maturity of any discount or premium. This valuation method does not reflect the impact of fluctuating interest rates on the market values of portfolio securities. The NAV of each Portfolio is determined as of 2:00 P.M., Eastern Time, Monday through Friday exclusive of Federal holidays, (a “Business Day”) and is computed by dividing the value of the net assets of each Portfolio by its total number of shares outstanding.

Mangement of the Trust

Board of Trustees

The Board of Trustees of the Trust (the “Board”) has overall responsibility for supervising the business and affairs of the Portfolios, including oversight of those organizations retained to provide investment advisory, administration and distribution services to the Portfolios. These organizations are described below. In addition, the Board has appointed an Advisory Board. Members of the Advisory Board are not permitted to serve on the Board or to serve as officers of the Trust, but may be employees of institutions or governmental units that are shareholders of the Portfolios. The function of the Advisory Board is to consult with and to advise the Board on matters relating to the business of the Portfolios and the other series of the Trust. The Advisory Board does not have the authority to bind the Trust. The SAI contains information regarding members of the Board and members of the Advisory Board.

Investment Advisory, Administration and Transfer Agency Arrangements

The Adviser, PFM Asset Management, with its principal office at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser of the Portfolios under the terms of separate advisory agreements relating to each Portfolio (the “Advisory Agreements”). PFM Asset Management is registered under the Investment Advisers Act of 1940, as amended, and is under common ownership with Public Financial Management, Inc. (“PFM”), a financial advisory firm.

In the aggregate, PFM Asset Management and PFM have acted as financial advisers and/or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities and health and higher education institutions in 35 states. PFM Asset Management had over $36 billion in discretionary funds under management as of September 30, 2010. Together, these companies provide their clients with financial, investment advisory, and cash management services.

Under the Advisory Agreements, PFM Asset Management is responsible for managing the assets of the Portfolios and computing the NAVs for the Portfolios, as well as maintaining the books of account and related records. All expenses incurred by PFM Asset Management in providing these services are borne by PFM Asset Management. As compensation for services provided under the Advisory Agreements, the Portfolios pay PFM Asset Management a fee, accrued daily and payable monthly, which is determined by applying with the following annual percentage rates to the average daily net assets of each Portfolio:

For the first $1 billion of assets	0.07%
For the next $2 billion of assets	0.05%
For assets over $3 billion	0.04%

For the fiscal year ended June 30, 2010, the fees paid to PFM Asset Management for investment advisory services were $2,355,955 for Prime Series and $321,862 for Government Series, representing 0.05% and 0.07% of the average daily net assets of Prime Series and Government Series, respectively. A discussion regarding the basis for the Board’s most recent approval of the Advisory Agreements is included in the Portfolios’ semi-annual report to shareholders for the six months ended December 31, 2009.

PFM Asset Management also provides certain administrative services to the Portfolios pursuant to the terms of an administration agreement (“Administration Agreement”). Under the Administration Agreement, PFM Asset Management provides all necessary administrative services to the Trust, other than those relating to management of the Portfolio’s investment portfolio and the maintenance of their accounting books and records. The Administration Agreement requires PFM Asset Management to: provide office space and facilities, equipment and personnel necessary for the operations of the Portfolios and the Trust (and to pay the salaries of trustees, officers and employees of the Trust who are affiliated persons of the Adviser); oversee the preparation of tax returns, reports to shareholders and the Board, and filings with the SEC and state “Blue Sky” authorities; and coordinate the activities of other service providers. As compensation for services provided under the Administration Agreement, each Portfolio pays PFM Asset Management a fee, accrued daily and payable monthly, that is computed at the annual rate of 0.01% of the average daily net assets of the Portfolio.

PFM Asset Management also serves as transfer agent for each of the Portfolios under the terms of a transfer agency agreement (“Transfer Agent Agreement”). For these services the Portfolios pay PFM Asset Management, as transfer agent (“Transfer Agent”), fees, accrued daily and payable monthly that are computed by applying the following annual percentage rates to the average daily net assets of Government Series or to the average daily net assets of Prime Series:

Prime Series – Institutional Class	0.09%
Prime Series – Colorado Investors Class	0.09%
Government Series	0.09%
Prime Series – Independent Schools Class	0.17% of first $100 million of assets
0.16% of the next $100 million of assets
0.15% of the next $100 million of assets
0.14% of the next $100 million of assets
0.13% of the next $100 million of assets
0.12% of the next $100 million of assets
0.11% of the next $100 million of assets
0.10% of the next $100 million of assets
0.09% of the next $100 million of assets
0.08% of the next $100 million of assets
0.07% of assets over $1 billion

PFM Asset Management is not compensated for the transfer agency services it provides for the Florida Education Class of Prime Series.

Unless expressly assumed by PFM Asset Management under the agreements discussed above or by the Distributor (see below) all expenses incurred in the operation of the Portfolios are paid by the Portfolios, including but not limited to, legal and audit expenses, fees and expenses of the Portfolios’ depository and custodian banks, the cost of the preparation and setting in type of its prospectus and reports to shareholders and the costs of printing and distributing copies of the prospectus and reports sent to shareholders, fees associated with the registration of the Portfolios’ shares under Federal and state securities laws, interest, taxes and other non recurring or extraordinary expenses, including litigation.

In addition to the contractual expense limitation agreements for the Independent Schools and Colleges Class and the Colorado Investors, fee waivers and/or expense reimbursements may be undertaken by PFM Asset Management on a voluntary basis. Additional information regarding PFM Asset Management and the Advisory Agreements, Administration Agreement and Transfer Agent Agreement is available in the Statement of Additional Information.

Distributor and Other Service Providers

Shares of Prime Series and Government Series are offered on a continuous basis through PFM Fund Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, pursuant to the terms of an agreement (the “Distribution Agreement”) between the Distributor and the Trust. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Portfolios, including the incremental cost of printing and mailing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of printing, distributing and publishing sales literature and advertising materials, except for certain expenses approved by the Board and permitted to be paid by a Portfolio (or by certain classes of shares of a Portfolio) under the terms of the plan of distribution adopted by the Trust pursuant to its 12b-1 Plan, which authorizes Government Series and the Institutional Class of Prime Series to bear distribution related expenses. The 12b-1 Plan authorizes each applicable Portfolio or class to bear expenses relating to the distribution of shares in an amount that may not exceed 0.25% of its average daily net assets. However, currently, no expenses have been approved by the Board for payment pursuant to the 12b-1 Plan. See the “Distribution Arrangements” in the SAI for more information about the 12b-1 Plan.

The Distributor may enter into agreements with unaffiliated broker-dealers authorizing them to offer shares of the Portfolios to their customers.  See “Distribution Arrangements” in the SAI for more information.

Securities and other assets of the Portfolios are held by U.S. Bank, N.A., which serves as the Portfolios’ custodian (the “Custodian”). Amounts received from the sale of shares of Prime Series and Government Series are deposited with and initially held by the Custodian.

Shareholder Information

How to Purchase and Redeem Shares Purchases

Shares of the Portfolios are offered on a continuous basis at the NAV per share next determined after an order is received by the Transfer Agent and deemed effective on the basis described below under “When Shares Are Purchased and Dividends Declared and Paid.” There is no sales charge. Shares of the Portfolios are available to institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations.

The eligibility requirements to purchase shares of the different classes of Prime Series are as follow:

Independent Schools Class and
Institutional Class		Colorado Investors Class
•	$1 million minimum investment1 and	•	$50,000 minimum investment1 and
•	$1 million minimum balance1	•	$50,000 minimum average balance1
OR		OR
•	Institutions that participate in certain programs sponsored by PFM Asset Management2	•	Institutions that participate in certain programs sponsored by PFM Asset Management2

The eligibility requirements to purchase shares of Government Series are as follows:

Government Series
•	$1 million minimum investment1 and
•	$1 million minimum balance1
OR
•	Institutions that participate in certain programs sponsored by PFM Asset Management2

1 Based on value of a single account or aggregate value of related accounts. In order to avoid costs associated with small accounts, Government Series and Institutional Class of Prime Series require a minimum initial investment of $1 million, and Independent Schools Class and Colorado Investors Class of Prime Series require a minimum initial investment of $50,000. Subsequent investments may be made in any amount. Accounts in Government Series and Institutional Class of Prime Series with balances of less than $1 million as a result of redemptions and accounts in Independent Schools Class and Colorado Investors Class of Prime Series with average annual balances of less than $50,000 as a result of redemptions are subject to redemption at the option of the Trust. You will be given 60 days’ written notice if the Trust intends to close your account. These minimum investment requirements are waived for shareholders who previously were shareholders of the former Cash Management Class of Prime Series.

2 See Additional Purchase Information, below, for further information.

The scope of services offered to shareholders of the different share classes of Prime Series differs, as do the expenses of the share classes. See the “Fund Summary” sections for the Institutional, Independent Schools, Florida Education and Colorado Investors Classes of Prime Series and for Government Series earlier in this Prospectus The Trust reserves the right to increase or decrease the minimum amount required to open and maintain an account or to add to an existing account, without prior notice. Share certificates will not be issued. The Trust reserves the right to reject any order for purchase of shares. In addition, the offering of shares may be suspended at any time (although this is not expected to occur) and resumed at any time thereafter.

Independent Schools Class Shares

Shares of the Independent Schools and Colleges Class of Prime Series are available for purchase only by independent schools, colleges and universities domiciled in the United States, including members of the Philadelphia Area Independent School Business Officers Association (“PAISBOA”) under the PAISBOA Investment Program (“PAISBOA Program”). PAISBOA sponsors, endorses and oversees the operations of the PAISBOA Program and facilitates the collection and transmittal of information regarding its constituent members and potential PAISBOA Program participants. In consideration of these related services, PFM Asset Management pays a fee to PAISBOA that is computed daily and paid quarterly at the annual rate of 0.01% of the shares of the Independent Schools Class of Prime Series that are owned by PAISBOA members. The fee is paid by PFM Asset Management from its own resources, and is not an expense of the Trust or of Prime Series.

Colorado Investors Class Shares

Shares of the Colorado Investors Class are available for purchase only by institutional entities with a principal place of business in Colorado, including participants in the Colorado Statewide Investment Program (“CSIP”) managed by PFM Asset Management. Participants in CSIP include, but are not limited to, Colorado municipalities, counties, schools districts, special districts, higher education institutions, other governmental entities or political subdivisions thereof, not-for-profit entities or corporations.

Additional Cash Management Services

Shareholders of the Trust may elect to purchase additional cash management services from the Custodian through the Portfolios. The costs of these additional services will be borne by the shareholder and may be paid for directly through a redemption of shares of the Portfolios. For additional information on these services and related fees, contact the Administrator at (800) 338-3383.

Opening Account(s)

A properly completed application (the “Application”) must be sent to the Transfer Agent by mail at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044 or by fax to (888) 535-0120 to open a new account. A properly completed Application must be received and accepted by the Transfer Agent before an order to purchase shares will be accepted.

Initial investments may be made in either of two convenient ways:

1.
By Mail. Once an Application has been accepted by the Transfer Agent, shares of the Portfolios can be purchased by check sent to U.S. Bank at the address below. Checks will be deposited when received by the Custodian and proceeds will be invested at the NAV per share next computed after they are converted to Federal Funds. This may take two or more Business Days. Instructions for making investments by check are available by contacting the Transfer Agent at (800) 338-3383.

2.
By Wire. Once an Application has been accepted by the Transfer Agent, payment to purchase shares of the Portfolios may be wired in Federal Funds (money credited to a bank account with a Federal Reserve Bank) to the Custodian. To insure prompt and proper crediting to its account, a shareholder choosing to invest by wire should telephone the Transfer Agent in advance at (800) 338-3383 to obtain wire instructions.

Additional Investments

1.
By Mail. Additional investments in Government Series and the Institutional Class of Prime Series may be made in any amount after an account has been established by calling (800) 338-3383 and mailing a check, money order or negotiable bank draft, made payable to the appropriate Portfolio, to the Custodian, at the following address:

US Bank
Bank by Mail
P O BOX 1950
St. Paul, MN 55101-0950

For OVERNIGHT delivery, if you do not have deposit tickets, mail to:

Ms. Cheryl Lardy, EPMNWS41
US Bank
60 Livingston Avenue
St. Paul, MN 55107

Endorse the back of checks ‘For Deposit Only’ to ‘PFM Funds’ for ‘Entity Name’, ‘Prime Series’ or ‘Government Series’ (as applicable) and, if investing in shares of Prime Series, indicate the class of shares to be purchased. If not using a deposit ticket, you should notify the Trust to report your check purchase for proper credit only at www.pfmfunds.com, by phone at (800) 338-3383 or by fax to the Transfer Agent at (888) 535-0120.

2.
By Wire. Additional investments may also be made by wiring funds to the Custodian after calling the Transfer Agent in advance, as described above, or by initiating a transaction through the Trust’s website at www.pfmfunds.com. In each case, you should indicate the name and account number to insure prompt and proper crediting of the account.

Purchase by Automated Clearing House (ACH)

Shareholder Initiated ACH Purchases. Once an Application has been accepted by the Transfer Agent, shares of the Portfolios may be purchased by requesting that the Administrator initiate an ACH transfer from your local bank account. ACH share purchase requests received by the Administrator by 2:00 P.M. Eastern Time will be effected at the NAV per share of the Portfolio determined (and be entitled to dividends declared) on the Business Day following receipt of your request. ACH share purchase requests received by the Administrator after 2:00 P.M. will be effected at the NAV per share determined (and be entitled to dividends declared) on the second Business Day following receipt of your request. To purchase shares by ACH transfer, contact the Administrator by calling (800) 338-3383 or by entering your request on EON, the Administrator’s Internet-based information service. You must submit a written authorization form (which can be obtained from the Administrator) before using this service. The Trust does not impose any fees for these transactions.

Third Party Initiated ACH Purchases. You can also establish arrangements enabling third parties to transfer funds to the Trust for the purchase of shares for your account. Shares will be purchased for your account at the applicable NAV per share determined (and be entitled to dividends declared) on the Business Day the custodian receives the transferred funds (normally, the day after the transfer is initiated by a third party). You must submit a written authorization form (which can be obtained from the Administrator) before using this service. The Trust does not impose any fees for these transactions.

Additional Purchase Requirements

Institutions whose participation in programs sponsored by PFM Asset Management that enable them to purchase Prime Series – Institutional Class and Government Series shares include: participants in the Virginia AIM Program and Virginia SNAP® Program; certain clients of PFM Asset Management that do not anticipate a high volume of transactions; shareholders who are spending down bond proceeds after having initially qualified to purchase Prime Series – Institutional Class or Government Series shares; and investors who were shareholders of either of the portfolios as of January 1, 2004 and have maintained a continuous investment since that time.

When Shares Are Purchased and Dividends Declared and Paid

The Portfolios seek to be as fully invested as possible at all times to achieve high income. As the Portfolios will be investing in instruments that normally require same day payment in Federal Funds, the Portfolios have adopted certain procedures for the convenience of investors and to insure that each Portfolio has investable funds available to it prior to the issuance of shares.

The NAV per share of each of the Portfolios is determined each Business Day as of 2:00 P.M., Eastern Time. A purchase of shares of a Portfolio will be effected at the NAV per share next determined after receipt of the purchase order in “good order.” “Good order” means receipt by the Transfer Agent of an acknowledged notification (written or verbal) and completed and accepted Application form and receipt by the Custodian of full payment in Federal Funds. Wire payments not in Federal Funds will normally be converted into Federal Funds on the Business Day after receipt of the wire by the Custodian. Payments transmitted by check will normally be converted to Federal Funds within two days after receipt by the Custodian. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Shares will begin earning dividends starting on the day the shares are purchased and will not be entitled to dividends declared on the day on which they are redeemed. All dividends paid on shares of the Portfolio will be invested in additional shares.

Confirmations

All purchases of shares will be confirmed and credited to the shareholder in an account maintained by the Portfolio in full and fractional shares of the appropriate Portfolio (rounded to the nearest 1/1000 of a share).

Redemptions

The Portfolios provide daily liquidity. Shareholders may redeem their shares of the Portfolios, in whole or in part, on any Business Day upon receipt by the Trust of a redemption request in accordance with one of the methods set forth below. Except for shares recently purchased by check, as discussed below, there is no minimum time period for any investment in the Portfolios. There are no redemption fees. Except as otherwise noted below with respect to ACH redemptions, shares will be redeemed at the applicable NAV per share next determined after a redemption request is received.

Convenient Redemption Methods

Shareholders have the flexibility of four redemption methods for easy and convenient access to their investments in the Portfolios. Under the first two methods, for security reasons, cash proceeds from redemptions are sent only to the predesignated bank account(s) of the shareholder. Such payments will be wired to the shareholder’s predesignated bank account in accordance with the shareholder’s written instructions.

1.
By Mail. Redemptions of shares of Government Series and the Institutional Class of Prime Series may be requested by a letter of instruction from the shareholder signed by an authorized signatory of the shareholder, indicating the account number, amount to be redeemed, and payment directions sent to:

(Portfolio Name and Class of Shares)
PFM Funds
c/o PFM Asset Management LLC, Transfer Agent
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, PA 17101-2044

The redemption request should contain the following information:
* Portfolio Name.
* Class of Shares.
* Account Number.
* Dollar amount or number of shares to be redeemed or a statement that all of the shares are to be redeemed.
* Payment instructions (redemption proceeds will be wired to a shareholder’s bank account designated by the shareholder in the Application and specified in the redemption request).
* Authorized signatures of the shareholder.

2.
By Telephone or Internet. The Trust will accept telephone or Internet requests for redemption for payment to pre-designated bank accounts. Such requests must be made by an authorized person and if by Internet must be made using the EON system. The account number and amount to be redeemed must be supplied by the shareholder. To redeem shares by telephone, call: (800) 338-3383. After receiving user and password information, shareholders may request redemptions over the Internet at www.pfmfunds.com.

If the telephone or Internet redemption request is received prior to 2:00 P.M., Eastern Time, funds will be wired to the shareholder’s designated account on that same Business Day. Requests received after 2:00 P.M. will be processed on the next Business Day at the NAV determined on that day. The commercial bank account information supplied to the Trust must be in the exclusive name of the shareholder or the shareholder’s agent. The shareholder may at any time change or add designated bank accounts by completing and returning a form available from the Transfer Agent. Shareholders of the Independent Schools Class of Prime Series are limited to making no more than two redemptions by wire per calendar month.

3.
By ACH. Upon request, the Transfer Agent will utilize the Automated Clearing House to make payment of redemption proceeds to a shareholder’s account. Shareholders wishing to utilize this service should obtain the necessary authorization forms and instructions from the Transfer Agent. Shareholders should contact the Transfer Agent at (800) 338-3383 by 2:00 P.M., Eastern Time, on the Business Day before the desired payment settlement in order to request payments by ACH.

Third Party Initiated ACH Redemptions. Payments may be made from your account to third parties that you have designated as authorized to request payments from your account. If the Transfer Agent receives a request to make an ACH payment to a third party by 2:00 P.M. Eastern Time, shares to make the payment will be redeemed from your account at the NAV per share determined on that day and payment will normally be made on that day. The Transfer Agent normally receives notification of an ACH payment request on the Business Day following the day a transaction is initiated by a third party. If the Transfer Agent receives a request to make an ACH payment to a third party after 2:00 P.M., shares to make the payment will be redeemed from your account at the net asset value per share determined on the Business Day following. You must submit a written authorization form (which can be obtained from the Administrator) before using this service. The Trust does not impose any fees for these transactions.

4.
By Redemption Check. Shareholders of the Institutional Class of Prime Series and of Government Series may redeem shares by using redemption checks. The Custodian will provide each shareholder, upon request, a book of redemption checks. A shareholder wishing to use this redemption check procedure should notify the Transfer Agent or so indicate on the Application and redemption checks will be provided. Redemption checks may be signed only by those persons authorized on the Application.

Shareholders using redemption checks are subject to applicable banking rules and regulations. There is no charge imposed by the Trust for the maintenance of this redemption check writing privilege or for processing redemption checks. However, there may be additional costs incurred by the Custodian for such services which will be passed along directly to the shareholder and may be paid for by the shareholder through a redemption of shares of the Portfolios. Shareholders may establish a redemption check writing privilege for each separate account. When a redemption check is presented to the Custodian for payment, the Transfer Agent will redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the redemption check. The redemption check procedure enables a shareholder to continue receiving dividends on shares until such time as shares are redeemed when the redemption check is presented to the Custodian for payment.

A shareholder should be certain that adequate Portfolio shares (which were not recently purchased by check) are in the account to cover the redemption check. See “Redemption Procedures” below for special requirements as to shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked “insufficient funds.” Redemption checks may not be used to close an account. This privilege may be modified or terminated at any time by the Trust or the Custodian upon notice to shareholders.

Redemption Procedures

Redemptions of shares are effected at the NAV per share next determined following receipt of a request for redemption in proper form (as discussed above in “Convenient Redemption Methods”) by the Trust. If received before 2:00 P.M. Eastern Time, a redemption request will be effected on the Business Day it is received and, except as set forth below, payment of the proceeds will be made within seven days. If shares have recently been purchased by check (including certified or cashier’s check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. Using wire payments in Federal Funds or Federal Reserve Drafts to pay for purchases of shares can eliminate possible delays in redemptions. If the Board determines that it would be detrimental to the best interest of the remaining shareholders, the Trust may pay the proceeds of a redemption, in whole or in part, by making an in-kind distribution of securities held by the applicable Portfolio, in conformity with the rules of the SEC. Management of the Trust considers the prospect highly remote that the Portfolios would use this procedure.

Frequent Purchases and Redemptions of Fund Shares

The Board has determined not to adopt a policy regarding the frequent purchase and redemption of shares because each Portfolio is a money market fund that has adopted policies designed to stabilize its share price at $1.00 and invests exclusively in money market instruments. Under these circumstances, it is not expected that the frequent purchase and redemption of shares will adversely impact the Portfolios. The Trust reserves the right to limit any purchases of shares of the Portfolios for any reason, including as a result of frequent purchases.

Dividend, Tax and Related Information

Dividends

Each Portfolio’s net income is declared daily as a dividend and paid monthly on the last Business Day of the month in additional shares of the Portfolio. The Portfolios’ net earnings for Saturdays, Sundays and holidays are declared as dividends on the previous Business Day. All dividends are re-invested in additional shares of the Portfolios unless specific instructions are received to pay dividends in cash. Each shareholder will be sent a monthly summary of its accounts, including information on dividends declared during the month and the shares credited to the accounts through reinvestment of dividends. A shareholder who redeems all of its shares will, on the next dividend payment date, be paid the amount of all dividends declared for the month prior to the date of redemption.

Daily dividends are calculated as follows: the net income of a Portfolio for dividend purposes will be calculated immediately prior to the calculation of the NAV and will include accrued interest and original issue and market discount earned since the last evaluation, plus or minus any realized gains or losses (which are not included in the Portfolio’s yield), less the estimated expenses of the shares of the Portfolio and amortized original issue and market premium for the period. Under this dividend policy, the daily dividend declared on the Portfolios’ shares will fluctuate.

Taxes

Taxation of the Portfolios

Each Portfolio has elected to be classified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code (“Subchapter M”) and to distribute all of its taxable income in compliance with the requirements of the Code. If the Portfolios so qualify, they will not pay Federal income taxes on their net investment income and net realized capital gains they distribute. If the Portfolios have any net long term capital gains, the Portfolios intend to pay a capital gains distribution in accordance with the timing requirements imposed by Subchapter M.

Taxation of Shareholders

Dividends of net investment income and distributions of net realized capital gains (except to the extent you have capital losses from other investments) are generally taxable to shareholders (except tax exempt shareholders) whether they are received in cash or reinvested in shares of the Portfolios. Shareholders will be notified annually as to the Federal tax status of dividends and other distributions paid. Redemptions may result in taxable gain to a redeeming shareholder that is not tax-exempt if the redemption proceeds exceed the shareholder’s adjusted basis for the redeemed shares.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investments in the Portfolios. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

Federal income tax law requires the Portfolios to withhold a “backup withholding” tax at the then-current rate from dividends and redemptions (including exchanges) that occur with respect to shareholder accounts if the shareholder has not properly furnished a correct taxpayer identification number and has not certified that withholding does not apply.

The foregoing summarizes certain Federal tax considerations relating to taxation of each Portfolio and its shareholders. The summary does not discuss all aspects of Federal income taxation that may be relevant to a particular shareholder based upon the shareholder’s particular investment circumstances or to certain types of shareholders subject to special treatment under the Federal income tax laws.

State and Local Taxes

Dividends and other distributions paid by a Portfolio and received by a shareholder may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. government securities held by the Portfolios, certain states and localities may allow the character of a Portfolio’s income to pass through to shareholders. If so, the portion of dividends paid by a Portfolio that is derived from interest on certain U.S. government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. government securities does not constitute interest on U.S. government securities for this purpose. However, it is not clear whether the Court’s holding extends to all types of repurchase agreements involving U.S. government securities in which the Portfolios may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. government securities.

The discussion set forth above regarding Federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the Federal, state and local tax consequences of an investment in a Portfolio.

Reports to Shareholders; Independent Registered Public Accounting Firm

The Trust sends shareholders annual reports containing financial statements audited by the independent registered public accounting firm of the Portfolios and semi annual reports containing unaudited financial statements. In addition, the Trust provides for each shareholder account (including multiple accounts): confirmations of all investment or redemption transactions, individual monthly account statements, and individual account information upon request.

Ernst & Young LLP, located at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103, currently serves as the Portfolios’ independent registered public accounting firm.

The tables that follow presents performance information about Government Series and the Institutional Class, Independent Schools Class and Florida Education Class of Prime Series.  The financial highlights table is intended to help you understand the financial performance of Government Series and the Institutional Class, Independent Schools Class and Florida Education Class of Prime Series for the periods presented. Certain information reflects financial results for a single share. The financial highlights for periods ended June 30, 2010 and prior have been audited by Ernst & Young LLP. Those financial highlights, along with the Prime Series and Government Series financial statements, are included in the PFM Funds Annual Report for the year ended June 30, 2010, which, along with the PFM Funds Semi-Annual Report for the six months ended December 31, 2010, are incorporated by reference in the Statement of Additional Information, which is available upon request.

Financial Highlights

Prime Series – Institutional Class
For a share outstanding throughout each period

	Six Months
	Ended		September 29,
	December 31,	Year Ended	2008(1)
	2010	June 30,	through
	(unaudited)	2010	June 30, 2009
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001	0.002	0.010
Total From Operations	0.001	0.002	0.010
Less: Distributions
Net Investment Income	(0.001)	(0.002)	(0.010)
Total Distributions	(0.001)	(0.002)	(0.010)
Net Asset Value, End of Period	$1.000	$1.000	$1.000
Total Return	0.11%	0.23%	1.02%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,275,917	$1,205,815	$1,012,800
Ratio of Expenses to Average
Net Assets	0.16%(2)	0.17%	0.21%(2)
Ratio of Expenses to Average
Net Assets Before Fee Waivers	0.16%(2)	0.17%	0.21%(2)
Ratio of Net Investment Income
to Average Net Assets	0.21%(2)	0.23%	1.20%(2)
Ratio of Net Investment Income to
Average Net Assets Before Fee Waivers	0.21%(2)	0.23%	1.20%(2)

(1) The Institutional Class of Prime Series commenced operations on September 29, 2008, when the assets of CCRF Prime Portfolio, a series of the Trust, and Cadre Reserve Fund – Money Market Series, a series of the Cadre Institutional Investors Trust, were acquired by Prime Series. The historical performance of those funds did not carry forward.

(2) Annualized.

Prime Series - Independent Schools and Colleges Class
For a share outstanding throughout each period

	Six Months
	Ended
	December 31,	Year Ended	May 11, 2009(1)
	2010	June 30,	through
	(unaudited)	2010	June 30, 2009
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001	0.002	0.001
Total From Operations	0.001	0.002	0.001
Less: Distributions
Net Investment Income	(0.001)	(0.002)	(0.001)
Total Distributions	(0.001)	(0.002)	(0.001)
Net Asset Value, End of Period	$1.000	$1.000	$1.000
Total Return	0.11%	0.23%	0.06%
Ratios/Supplemental Data
Net Assets, End of Period	$6,655,932	$6,633,007	$1
Ratio of Expenses to Average
Net Assets	0.17%(2)	0.17%	0.25%(2)
Ratio of Expenses to Average
Net Assets Before Fee Waivers	0.32%(2)	0.31%	0.29%(2)
Ratio of Net Investment Income
to Average Net Assets	0.21%(2)	0.17%	0.45%(2)
Ratio of Net Investment Income to
Average Net Assets Before Fee Waivers	0.06%(2)	0.03%	0.41%(2)

(1) The Independent Schools and Colleges Class of Prime Series commenced operations on May 11, 2009.

(2) Annualized.

Prime Series - Florida Education Class
For a share outstanding throughout each period

October 22,
2010(1) through
December 31, 2010
(unaudited)
Net Asset Value, Beginning of Period	$1.000
Income From Investment Operations
Net Investment Income	0.001
Total From Operations	0.001
Less: Distributions
Net Investment Income	(0.001)
Total Distributions	(0.001)
Net Asset Value, End of Period	$1.000
Total Return	0.05%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$128,154
Ratio of Expenses to Average Net Assets	0.08%(2)
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.08%(2)
Ratio of Net Investment Income to Average Net Assets	0.26%(2)
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.26%(2)

(1) The Florida Education Class of Prime Series commenced operations on October 22, 2010.

(2) Annualized.

Government Series

For a share outstanding throughout each period (1)

	Six Months
	Ended			Nine Months
	December 31,	Year Ended		Ended
	2010	June 30,		June 30,	Year Ended September 30,
	(unaudited)	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001	0.002	0.012	0.026	0.051	0.044	0.024
Total From Operations	0.001	0.002	0.012	0.026	0.051	0.044	0.024
Less: Distributions
Net Investment Income	(0.001)	(0.002)	(0.012)	(0.026)	(0.051)	(0.044)	(0.024)
Total Distributions	(0.001)	(0.002)	(0.012)	(0.026)	(0.051)	(0.044)	(0.024)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.06%	0.17%	1.20%	2.63%	5.19%	4.45%	2.41%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$601.210	$685,163	$363,554	$167,377	$303,089	$149,561	$145,135
Ratio of Expenses to Average Net Assets(2)	0.19%(3)	0.18%	0.24%	0.28%(3)	0.27%	0.32%	0.29%
Ratio of Expenses to Average Net Assets Before Fee Waivers and Recoupments(2)	0.20%(3)	0.22%	0.26%	0.28%(3)	0.27%	0.32%	0.29%
Ratio of Net Investment Income to Average Net Assets	0.11%(3)	0.16%	1.00%	3.52%(3)	5.07%	4.37%	2.38%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers and Recoupments	0.10%(3)	0.12%	0.98%	3.52%(3)	5.07%	4.37%	2.38%

(1)
On September 29, 2008, Government Series, which was formerly known as CCRF Federal Portfolio, acquired the assets of Cadre Reserve Fund – U.S. Government Series (“Cadre Government Fund”), a series of Cadre Institutional Investors Trust.  Cadre Government Fund was deemed to be the accounting survivor of the acquisition. The financial highlights for the periods prior to September 29, 2008 reflect the operating history of Cadre Government Fund. On June 25, 2008, the Board of Trustees of Cadre Institutional Investors Trust approved a change in the fiscal year of Cadre Government Fund  from September 30th to June 30th, effective June 30, 2008.

(2)
For the periods prior to September 29, 2008, Cadre Government Fund pursued its investment objective by investing in Cadre Institutional Investors Trust U.S. Government Money Market Portfolio (the “CIIT Government Portfolio”). The expense ratios shown above for Government Series for periods prior to September 29, 2008 include the expenses of the CIIT Government Portfolio which were allocated to Cadre Government Fund.

(3)	Annualized.

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For More Information

Additional information about the Portfolios and the securities in which each Portfolio invests can be found in the Statement of Additional Information for the Government Series and the Institutional Class shares, Independent School Class shares, Florida Education Class shares and Colorado Investors Class shares of the Prime Series. The Statement of Additional Information is incorporated into this Prospectus by reference, which means that it is legally considered to be part of this Prospectus.

To invest or make additional deposits in the Portfolios, to redeem shares, or for yield information or general account inquiries, contact the Portfolio’s Transfer Agent at (800) 338-3383.

To request new account applications or to invest in the Portfolios, please contact the Portfolio’s Distributor, PFM Fund Distributors, Inc. at (800) 338-3383.

You can get free copies of the Portfolios’ semi-annual and annual reports, and can also obtain a free copy of the Statement of Additional Information, request other information and get answers to your questions, by calling (800) 338-3383, by writing to PFM Funds, One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101 or via the internet at www.pfmfunds.com.

You can review and copy the Portfolios’ reports and Statement of Additional Information at the Public Reference Room of the SEC.

Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090.  You can get text-only copies of these documents:

	•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, calling (202) 942-8090, or by electronic request to: publicinfo@sec.gov
	•	Free from the SEC’s website at http://www.sec.gov.
One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, Pennsylvania 17101 (800) 338-3383		The Trust’s Investment Company Act File number is 811-04933.

Prime Series
Institutional Class Shares
Independent Schools and
Colleges Class Shares
Florida Education Class Shares
Colorado Investors Class Shares

Government Series

Statement of
Additional Information Dated June 29, 2011

This Statement of Additional Information (“Statement of Additional Information”) relates to Government Series, and the Institutional Class Shares, Independent Schools and Colleges Class Shares, Florida Education Class Shares and Colorado Investors Class Shares of Prime Series, (“Prime Series”) issued by PFM Funds (the “Trust”). It is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus, dated June 29, 2011, relating to Government Series and Prime Series (“Prospectus”). This Statement of Additional Information contains more detailed information about Government Series and Prime Series and the Trust than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which can be obtained from the Trust at the address and telephone number printed on the back cover or from the Trust’s distributor, PFM Fund Distributors, Inc, One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101, (800) 338-3383.

Statement of Additional Information
PFM Funds

Prime Series
Institutional Class Shares
Independent Schools and Colleges Class Shares
Florida Education Class Shares
Colorado Investors Class Shares

Government Series

Table of Contents

History of the Trust	1

Investment Policies	1

Investment Restrictions	5

Investment Practices	7

Trustees and Officers	8

Proxy Voting Policies	15

Control Persons and Principal Holders of Securities	18

Additional Information about Management	19

Distribution Arrangements	20

Yield Information	22

Taxation	24

Valuation	25

General Information	26

History of the Trust

Prime Series and Government Series (each, a “Portfolio” and collectively, the “Portfolios”) are separate investment portfolios of PFM Funds (the “Trust”). The Trust was originally organized as a corporation under the laws of the Commonwealth of Virginia on December 8, 1986 and converted to a Virginia business trust on September 29, 2008. The Trust was formerly named the Commonwealth Cash Reserve Fund, Inc. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Portfolios are money market funds designed and managed to suit the special cash management needs of institutions, such as corporations, municipalities, other governmental entities, hospitals, insurance entities and not-for-profit organizations. The Trust is authorized to issue separate series of its shares which each represents interests in a separate investment portfolio and is authorized to issue multiple classes of shares of each Portfolio. While Institutional Class shares (“Institutional Shares”), Independent Schools and Colleges Class shares (“Independent Schools Shares”), Florida Education Class shares (“Florida Education Shares”) and Colorado Investors Class Shares (“Colorado Investors Shares”) (each a “Class,” and collectively the “Classes”) of Prime Series will be invested in the same portfolio of securities, expenses of each Class differ and, therefore, returns of the Classes will differ.

In addition to the Institutional Shares, Independent Schools Shares, Florida Education Shares and Colorado Investors Shares, the Trust’s Prime Series also offers another class of shares that is offered pursuant to a separate prospectus and statement of additional information.

Investment Policies

The following information supplements the discussion of investment objectives and policies of the Portfolios found under “Investment Objective and Policies” in the Prospectus.

Portfolio Quality and Credit Ratings.

Investments in debt securities by Prime Series and Government Series are limited to: (i) securities that are rated by at least two unaffiliated nationally recognized statistical rating organizations that do not control and are not controlled by or under common control with the issuer of, or any insurer, guarantor or provider of credit support for the securities (“NRSROs”) in one of the two highest short-term rating categories; (ii) securities that are rated by the only NRSRO which has issued a rating and is rated in one of the two highest short-term rating categories; (iii) unrated securities that have been issued by an issuer that has received a short-term rating by the only NRSRO which has issued a rating with respect to such issuer in one of the two highest ratings categories with respect to a class of debt obligations, or any debt obligation within that class, that is comparable, as determined by PFM Asset Management LLC (“PFM” or “Adviser”), in priority and security; and (iv) unrated securities that the Adviser has determined to be of comparable quality to rated securities. In addition, all securities purchased by the Portfolios must be determined by the Adviser to present minimal credit risks.

1

Additional Requirements for Commercial Paper (Prime Series only)

As stated in the Prospectus, Prime Series may only purchase commercial paper which either satisfies certain statutory requirements or is approved by the Board of Trustees of the Trust (the “Board”) in accordance with certain statutory procedures. Absent such Board approval, commercial paper must meet the following statutory criteria:

(a)	The issuing company, or its guarantor, must have a net worth of at least $50 million;

(b)	The net income of the issuing company or its guarantor, must have averaged $3 million per year for the five years immediately previous to purchase; and

(c)
All existing senior bonded indebtedness of the issuing company must have been rated A or better or the equivalent by at least two of the following: Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch Investor’s Service (“Fitch”).

Ratings of Commercial Paper and Corporate Bonds (Prime Series only)

Commercial paper with the greatest capacity for timely payment is rated A by S&P. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety: A-1, the highest of the three, indicates the degree of safety is very strong; A-2 indicates that the capacity for timely repayment is strong; A-3 indicates that capacity to repay is satisfactory but more vulnerable to the adverse effects of changes in circumstances than obligations rated A-1 or A-2. S&P designates certain obligors within the A-1 category with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong. Moody’s employs the designations of Prime-1, Prime-2 and Prime-3, to indicate the relative capacity of the issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment, but the effects of industry characteristics and market competition may be more pronounced. Fitch employs the designations of F-1, F-2, and F-3, which are comparable to the S&P designations.

Bonds rated AAA have the highest rating assigned by S&P to a debt obligation and capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to adverse effects of changes in circumstances and economic conditions.

Bonds rated Aaa by Moody’s are judged by Moody’s to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality. They are rated lower than the best bonds because margins of protection may not be as large or because fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

2

Fitch’s AAA rating on a bond denotes the lowest expectation of credit risk and exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Bonds rated AA by Fitch denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments and are significantly vulnerable to foreseeable events. Fitch’s A rating on a bond indicates expectations of low credit risk and the capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for bonds with Fitch’s higher ratings. Ratings by Moody’s, S&P and Fitch represent their respective opinions as to the quality of various securities. It should be emphasized, however, that ratings are not absolute standards of quality.

Additional Requirements for Municipal Obligations (Prime Series only)

The following municipal obligations are permitted investments for the Portfolio. Obligations of the Commonwealth of Virginia – Stocks, bonds, notes and other evidences of indebtedness of the Commonwealth of Virginia, and those unconditionally guaranteed as to the payment of principal and interest by the Commonwealth of Virginia.

Obligations of Other States - Stocks, bonds, notes and other evidences of indebtedness of any state of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that within the twenty fiscal years next preceding the making of such investment, such state has not been in default for more than ninety days in the payment of any part of principal or interest of any debt authorized by the legislature of such state to be contracted.

Obligations of Virginia Governmental Units - Bonds, notes and other evidences of indebtedness of any county, city, town, district, authority or other public body in the Commonwealth of Virginia upon which there is no default; provided, that if the principal and interest of such instruments is payable from revenues or tolls and the project has not been completed, or if completed, has not established an operating record of net earnings available for payment of principal and interest equal to estimated requirements for that purpose according to the terms of the issue, the Portfolio will invest in such instruments only when PFM, the Portfolio’s investment adviser, is satisfied that the credit risk with respect to the issuer is minimal.

3

Obligations of Governmental Units in Other States – Legally authorized stocks, bonds, notes and other evidences of indebtedness of any city, county, town or district situated in any one of the states of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that (i) within the twenty fiscal years next preceding the making of such investment, such city, county, town or district has not been in default for more than ninety days in the payment of any part of principal or interest of any stock, bond, note or other evidence of indebtedness issued by it; (ii) such city, county, town or district shall have been in continuous existence for at least twenty years; (iii) such city, county, town or district has a population, as shown by the federal census next preceding the making of such investment, of not less than 25,000 inhabitants; (iv) the stocks, bonds, notes or other evidences of indebtedness in which such investment is made are the direct legal obligations of the city, county, town or district issuing the same; (v) the city, county, town or district has power to levy taxes on the taxable real property therein for the payment of such obligations without limitation of rate or amount; and (vi) the net indebtedness of such city, county, town or district (including the issue in which such investment is made), after deducting the amount of its bonds issued for self-sustaining public utilities, does not exceed ten percent of the value of the taxable property in such city, county, town or district, to be ascertained by the valuation of such property therein for the assessment of taxes next preceding the making of such investment.

Investment Company Securities

Both Prime Series and Government Series may invest in the shares of other money market mutual funds (“money market funds”) provided that the instruments in which such funds may invest are restricted to those in which Prime Series or Government Series, as the case may be, would be permitted to invest. Investments in other money market funds are not subject to the 1940 Act limitations that typically apply to a mutual fund acquiring shares of another mutual fund if a Portfolio adheres to certain conditions imposed by rules adopted by the Securities and Exchange Commission (the “SEC”). As a shareholder of another money market fund, a Portfolio would bear its pro rata portion of the other fund’s investment expenses, including advisory fees, which would be in addition to its own expenses.

Turnover and Portfolio Transactions

In general, the Portfolios will purchase instruments with the expectation of holding them to maturity. However, the Portfolios may engage in trading to attempt to take advantage of short-term market variations. The Portfolios may also sell investments in order to meet redemptions or as a result of revised management evaluations of the issuer. The Portfolios will have a high annual portfolio turnover because of the short maturities of the instruments held, but this should not adversely affect the Portfolios, as brokerage commissions are not usually paid on the purchase, sale, or maturity of the instruments in which the Portfolios invest.

The Portfolios will seek to obtain the best net price (yield basis) and the most favorable execution of orders. Purchases will be made directly from the issuers or underwriters, or dealers or banks that specialize in the types of instruments purchased by the Portfolios. Prices paid on purchases from underwriters will reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the ask price. If the most favorable execution and best net price are obtainable from more than one dealer, PFM may allocate the order to a dealer that has provided research advice (including quotations on investments). By allocating transactions to obtain research services, the Portfolios enable PFM to supplement its own research and analyses with the views and information of others. Purchase and sale orders for securities or instruments held by the Portfolios may be combined with those of other investment companies or accounts that PFM manages in the interest of the most favorable net results for all. When PFM determines that a particular security or instrument should be bought or sold for the Portfolios and other accounts managed by PFM, PFM undertakes to allocate those transactions among the participants equitably, usually on the basis of the sizes of the participating accounts.

4

Investment Restrictions

The Trust has adopted the investment restrictions for each Portfolio as set forth below. Unless otherwise expressly noted, each investment restriction is a fundamental policy of each Portfolio and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the relevant Portfolio. As defined in the 1940 Act, a majority of the outstanding voting securities means the lesser of: (a) 67 percent of the outstanding shares of the Portfolio at a meeting where the holders of more than 50 percent of the outstanding voting securities are present in person or by proxy; or (b) more than 50 percent of the outstanding voting securities of the Portfolio.

(1) A Portfolio may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.2-4500 through 2.2-4510 of the Code of Virginia of 1950, as it may be amended from time to time. A Portfolio may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities that are legal investments even though the issuer invests in real estate or has interests in real estate.

(2) A Portfolio may not purchase any securities if 25% or more of the relevant Portfolio’s total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks).

(3) A Portfolio may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the relevant Portfolio’s total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

5

(4) Although a Portfolio may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Portfolios will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements.

(5) A Portfolio may not invest for the purpose of exercising control or management of other issuers.

(6) A Portfolio may not sell securities short (i.e., sell securities that it does not own) and may not buy securities on margin.

(7) A Portfolio may not engage in the business of underwriting securities issued by other persons, except to the extent a Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities. Also, it may not invest in restricted securities. Restricted securities are securities that cannot be freely sold for legal reasons.

(8) A Portfolio can only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. A Portfolio will not borrow to increase its income but only to meet redemptions. A Portfolio will not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9) A Portfolio may not purchase securities of any other investment company if: (i) the Portfolio and any company or companies controlled by it would then own, in the aggregate, more than 3% of the voting securities of such investment company; or (ii) more than 10% of the Portfolio’s total assets would then be invested in investment companies. With respect to Prime Series, this represents an operating rather than fundamental restriction.

(10) A Portfolio may not issue senior securities or senior shares as defined in the 1940 Act, provided that a Portfolio may borrow from banks to the extent and for the purposes set forth in restriction (8) above.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values of net Portfolio assets will not be considered a violation of the percentage investment restrictions, with the exception of the restriction on borrowing set forth in (8) above; but the Portfolio shall then use prudence in bringing all percentage restrictions back into conformity. For borrowing (restriction (8) above), if the 20% limitation on borrowing is adhered to at the time of investment, but later increased beyond 20% but no more than 33% resulting from a change in values of net Portfolio assets, it will not be considered a violation of the Portfolio’s limitation on borrowing; nevertheless, the Portfolio shall then use prudence in bringing the percentage of borrowing back into conformity. Should borrowing exceed 33% of the value of the Portfolio’s total assets resulting from a change in values of net Portfolio assets at any time, the Portfolio shall then reduce borrowings to no more than 33% within three days and will continue to use prudence in bringing the percentage of borrowing back into conformity.

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Investment Practices

A Portfolio will not acquire any security other than: cash; direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature which is exercisable and payable within one business day (collectively, “Daily Liquid Assets”) if, immediately after acquisition, the Portfolio would have invested less than 10% of its total assets in Daily Liquid Assets.

A Portfolio will not acquire any security other than: cash; direct obligations of the U.S. Government; government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by Congress of the United States that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or securities that will mature or are subject to a demand feature which is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”) if, immediately after acquisition, the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.

Pursuant to Rule 2a-7 under the 1940 Act, money market funds such as Prime Series and Government Series may not make certain illiquid investments if thereafter more than 5% of the value of its net assets would be so invested. The investments included in this 5% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. It should be noted that repurchase agreements with remaining maturities of seven days or more (that are not subject to an unconditional payment demand) are considered to be illiquid. If the 5% limitation on investing in illiquid securities is adhered to at the time of investment, but later increased beyond 5% resulting from a change in the values of the Portfolio’s portfolio securities or total assets, the Portfolio shall then bring the percentage of illiquid investments back into conformity as soon as practicably possible. The Trust believes that these liquidity requirements are reasonable and appropriate to assure that the securities in which the Portfolios invest are sufficiently liquid to meet reasonably foreseeable redemptions of shares.

The Board has adopted the following policy to govern the circumstances under which disclosure regarding securities held by the Portfolios (“Portfolio Securities”), and disclosure of purchases and sales of such securities, may be made to shareholders of the Trust or other persons:

•
Public disclosure regarding the Portfolio Securities is made: (1) in Annual Reports and Semi-Annual Reports to shareholders; (2) in quarterly holdings reports on Form N-Q; (3) in postings of month-end schedules of investments on the Trust’s website www.pfmfunds.com as required by paragraph (c)(12) of Rule 2a-7 under the 1940 Act; and (4) in monthly holdings reports on Form N-MFP (collectively, “Official Reports”). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Portfolios.

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•
Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolios, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or any of the Portfolios, but only if such disclosure has been approved in writing by the Chief Compliance Officer of the Trust (the “CCO”). In connection with such arrangements, the recipient of the information must agree to maintain the confidentiality of the information provided and must also agree not to use the information for any purpose other than to facilitate its rating or ranking of the Trust.

•
This policy relating to disclosure of the Trust’s holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Adviser or to other service providers, including but not limited to the Trust’s administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by a Portfolio that is made on the same basis to all shareholders of the Portfolio.

•
The CCO may approve other arrangements, not described herein, under which information relating to Portfolio Securities held by the Portfolios, or purchased or sold by the Portfolios (other than information contained in Official Reports), is disclosed to any shareholder or other person. The CCO shall approve such an arrangement only if she/he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably likely to benefit the Trust and is unlikely to affect adversely the Trust, any Portfolio or any shareholder of the Trust. The CCO shall inform the Board of any such arrangements that are approved by the CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board following such approval.

Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or member of the investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Portfolios.

TRUSTEES AND OFFICERS

The Board is responsible for the overall supervision of the Portfolios and the Trust. Prior to the Trust’s conversion from a Virginia corporation to a Virginia business trust, each member of the Board was elected by the shareholders. Under the Trust’s Bylaws, each member of the Board will hold office until his successor is elected and qualified or until his earlier resignation or removal. Day to day conduct of the affairs of the Portfolios and the Trust are the responsibility of the Trust’s officers.

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Officers and Affiliated Trustees The following table sets forth certain information about the Trust’s officers and members of the Board who are affiliated with the Adviser or PFM Fund Distributors, Inc. (the “Distributor”), and are therefore “interested persons” of the Trust as that term is defined in the 1940 Act (an “Interested Trustee”).

Name, Position Held
with Fund, (Served
Since), Birthyear, Other
Directorships Held	Principal Occupation(s) During the Past Five Years (Number of
During the Past Five Years	Portfolios in Fund Complex Overseen by Officer/Trustee)

OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis	President and Managing Director, PFM Asset Management LLC, 2001 to
Trustee & President (1996)	present; President, PFM Fund Distributors, Inc., 2001 to present;
Birthyear: 1944	Treasurer and Managing Director, Public Financial Management, Inc. (a
Other directorships: None	financial advisory firm) 1986 to present; Vice President and Manager,
PFM I, LLC, 2009 to present; (2)

Barbara L. Fava	Managing Director, PFM Asset Management LLC, 2001 to present;
Vice President (2008)	Managing Director, Public Financial Management, Inc., 1989 to present;
Birthyear: 1959	(2)
Other directorships: None

Jennifer L. Scheffel, Esq.	Senior Managing Consultant, PFM Asset Management LLC, 2004 to
Secretary and Chief	present; (2)
Compliance Officer (2005)
Birthyear: 1972
Other directorships: None

Debra J. Goodnight	Secretary and Managing Director, PFM Asset Management LLC, 2001 to
Treasurer (2007)	present; Secretary and Treasurer, PFM Fund Distributors, Inc., 2001 to
Birthyear: 1955	present; Managing Director, Public Financial Management, Inc., 1991 to
Other directorships: None	present; (2)

Daniel R. Hess	Senior Managing Consultant, PFM Asset Management LLC, 2001 to
Assistant Secretary and	present; (2)
Assistant Treasurer (2007)
Birthyear: 1974
Other directorships: None

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Independent Trustees. The following table sets forth certain information about those members of the Board who are not “interested persons” of the Trust as that term is defined in the 1940 Act (the “Independent Trustees”).

Name, Position Held
with Fund, (Served
Since), Birthyear, Other
Directorships Held	Principal Occupation(s) During the Past Five Years (Number of
During the Past Five Years	Portfolios in Fund Complex Overseen by Officer/Trustee)

INDEPENDENT TRUSTEES

Robert R. Sedivy	Retired, 2008; Vice President-Finance and Treasurer, The Collegiate
Trustee, Chairman of	School, Richmond, Virginia, 1988 to 2008; Past President, Virginia
Board (1996)	Association of Independent Schools Financial Officers Group; (2)
Birthyear: 1946
Other directorships: None

Jeffrey A. Laine	President, Commonwealth Financial Group, 1994 to present;
Trustee, Chairman of Audit	President, Laine Financial Group, Inc. (an investment advisory firm)
Committee (1986)	1992 to present; formerly, President and Treasurer of the Trust (1986
Birthyear: 1957	to 2008); (2)
Other directorships: None

Michael P. Flanagan	State Superintendent of Education, State of Michigan, 2005 to present;
Trustee, Chairman of	Executive Director, Michigan Association of School Administrators,
Nominating and Governance	2001 to 2005; (2)
Committee (2008)
Birthyear: 1949
Other directorships: Michigan
Virtual University, Michigan Public
School Employees
Retirement System, Regional
Educational Laboratory Midwest

Dennis W. Kerns	Retired Director of Finance, King George County, Virginia, 2001 to
Trustee (2008)	2005; Past President Virginia Government Finance Officers
Birthyear: 1937	Association; (2)
Other directorships: None

Brian M. Marcel	Assistant Superintendent Business Services, Washtenaw Intermediate
Trustee (2008)	School District, 1994 to present; (2)
Birthyear: 1962
Other directorships:
Michigan Liquid
Asset Fund Plus

Joseph W. White	Chief Accounting Officer, Molina Healthcare, Inc., 2003 to present;
Trustee (2008)	(2)
Birthyear: 1958
Other directorships:
Molina Healthcare
of Ohio, Inc.; Molina
Healthcare
Insurance Company

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The Board does not have a formal diversity policy. However, the Board endeavors to comprise itself of members with a broad mix of professional backgrounds, business skills and experience, and will consider diversity as a factor in identifying potential nominees to serve as Independent Trustees. The professional background of each Trustee is set forth in the biographical information contained in the tables above. The Board believes that all of the Trustees have the necessary qualifications, skills, attributes and experience to serve the Trust and its shareholders effectively. Such qualifications include, but are not limited to, good character, sound business judgment and experience and financial and business acumen. The Nominating and Governance Committee Charter requires consideration of various factors in identifying and making nominations of persons to serve as Independent Trustees, including a person’s character, judgment, business experience, diversity and independence, and consideration of any business or financial relationships with service providers to the Trust or other Trustees. It also requires the Nominating and Governance Committee to review, as it deems necessary, the composition of the Board, including its size, mix of skill sets, experience and background, and to consider, as it deems necessary, whether it is appropriate to elect additional Trustees and whether the rationale supporting an Independent Trustee’s tenure on the Board continues to have merit. Additional information about the specific experience and qualifications that each Trustee possesses is included in the table below.

Martin P. Margolis	Mr. Margolis has been a Trustee of the Board of PFM Funds since 1996 and has served as its President since 2008. Mr. Margolis founded the investment management business now conducted by PFM Asset Management LLC, the
PFM Funds’ Investment Adviser, Administrator and Transfer Agent, in 1980.
He is a Managing Director and President of PFM Asset Management LLC and
President of PFM Fund Distributors, Inc., the PFM Funds’ current Distributor.
He also has been a Managing Director of Public Financial Management, Inc., a
financial advisory firm which is related to PFM Asset Management LLC, since
1986. Mr. Margolis has been a Manager and Vice President of PFM I, LLC, the indirect owner of PFM Asset Management LLC and Public Financial
Management, Inc., since 2009. Mr. Margolis also previously served as
President of the Cadre Institutional Investors Trust, which reorganized into the
PFM Funds in 2008. Prior to his work in the investment advisory field, Mr.
Margolis was Special Assistant to the Governor and Director of Program
Development in the Pennsylvania Governor’s Office.

Robert R. Sedivy	Mr. Sedivy has been the Chairman of the Board of PFM Funds since 2008 and has served as a Trustee since 1996. Mr. Sedivy also previously served as the
Chairman of the Audit Committee of the PFM Funds. After earlier positions in college administration and in museum management, in 1988 Mr. Sedivy was named Vice President of Finance and Treasurer of The Collegiate School in
Richmond, VA. He served in that role until his retirement in 2008. Mr. Sedivy is a Past President of the Virginia Association of Independent School Financial
Officers Group, and has served on the boards of several not-for-profit organizations.

Jeffrey A. Laine	Mr. Laine has been the Chairman of the Audit Committee of PFM Funds since
2008 and has served as a Trustee since 1986. Mr. Laine also previously served as the Chairman of the Board of PFM Funds. Mr. Laine is the President of
Commonwealth Financial Group, the PFM Funds’ former Distributor. He has also been the President of Laine Financial Group, Inc., an investment advisory firm of which he is the sole proprietor, since 1992. Mr. Laine is a Certified
Public Accountant, licensed in the state of New Jersey, and is also licensed insurance agent in New Jersey and Pennsylvania.

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Michael P. Flanagan	Mr. Flanagan has been the Chairman of the Nominating and Governance
Committee of PFM Funds since 2009 and has served as a trustee since 2008.
Mr. Flanagan also previously served as a Trustee and Chairman of the Board of the Cadre Institutional Investors Trust until its reorganization into the PFM
Funds in 2008. Mr. Flanagan has served as the State Superintendent of
Education in Michigan since 2005. From 2001 to 2005, Mr. Flanagan was the
Executive Director of the Michigan Association of School Administrators. He
also sits on the board of the Michigan Virtual University and the Michigan
Public School Employees Retirement System, as well as chairs the board of the
Regional Educational Laboratory Midwest.

Dennis W. Kerns	Mr. Kerns has been a Trustee of PFM Funds since 2008 and previously served on its Advisory Board from 1996 through 2005. Mr. Kerns served as County
Administrator of King George County, Virginia, from 2001 until his retirement in 2005. Prior to this he served as the Director of Finance of Culpepper County from 1997 to 2001. Mr. Kerns is a Past President of the Virginia Government
Finance Officers Association and member of the Government Finance Officers
Association.

Brian M. Marcel	Mr. Marcel has served as a Trustee of PFM Funds since 2008 and also previously served as a Trustee of the Cadre Institutional Investors Trust until its reorganization into the PFM Funds in 2008. Mr. Marcel has served as the
Assistant Superintendent of Business Services of Washtenaw Intermediate
School District since 1994. He also has served on the Board of Trustees of the
Michigan Liquid Asset Fund Plus and served on the Financial Statement
Review Committee of the Michigan School Business Officials since 1999. Mr.
Marcel is a Certified Public Accountant, licensed in the state of Michigan.

Joseph W. White	Mr. White has served as a Trustee of PFM Funds since 2008. Mr. White has served as the Chief Accounting Officer of Molina Healthcare, Inc. since 2003.
Prior to this, Mr. White was the Vice President of Finance for PPONext, Inc.
from 2002 to 2003 and a Director and CFO of Maxicare Health Plans, Inc.
from 1987 to 2002. Mr. White also previously worked for American Medical
International, Inc. and Coopers & Lybrand LLP. Mr. White is a Certified Public
Accountant, licensed in the states of California and Virginia.

Each Independent Trustee receives from the Trust an annual retainer of $6,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Trust and the Chairman of each Committee of the Board receives an additional $1,500 retainer. Prior to September 29, 2008, Mr. Laine was an “interested person” of the Trust because he served as an officer, and was compensated for his services as a member of the Board. For the fiscal years ended June 30, 2010, 2009 and 2008, fees paid to the Independent Trustees and Mr. Laine totaled $57,750, $61,750 and $31,000, respectively. Amounts received by each Independent Trustee are set forth under the heading “Compensation Arrangements.” The Independent Trustees are responsible for the nomination of any individual to serve as an Independent Trustee.

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The Board has established an Audit Committee, which consists of three Independent Trustees (the “Audit Committee”), and which operates in accordance with the Audit Committee’s charter. The Audit Committee has the responsibility to: oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met twice during the fiscal year ended June 30, 2010.

The Board has established a Nominating and Governance Committee, which consists of three Independent Trustees. The function of the Nominating and Governance Committee is to oversee the composition and governance of the Board and the Trust’s various committees. The Nominating and Governance committee met once during the fiscal year ended June 30, 2010.

Advisory Board. The Board has appointed an Advisory Board to provide consultation and advice to the Trust from time to time. Members of the Advisory Board receive no compensation from the Trust but are reimbursed for expenses incurred to attend Board meetings. The following table sets forth certain information about those individuals serving on the Advisory Board.

Name, Position Held
with Fund, (Served
Since), Birthyear, Other
Directorships Held	Principal Occupation(s) During the Past Five Years (Number of
During the Past Five Years	Portfolios in Fund Complex Overseen by Advisory Board Member)

ADVISORY BOARD

Richard A. Cordle, M.G.T.	Treasurer, Chesterfield County, Virginia, 1991 to present; (2)
Advisory Board Member
(2006)
Birthyear: 1955
Other directorships: None

Larry W. Davenport	Retired Director of Finance, Hampton Roads Transit, Virginia, 2004 to
Advisory Board Member	2010; Director of Finance, Southeastern Public Service Authority,
(1995)	Virginia, 1998 to 2004; (2)
Birthyear: 1946
Other directorships: None

Ann Davis, M.G.T.	Treasurer, City of Williamsburg / James City County, Virginia, 1998
Advisory Board Member	to present; (2)
(2006)
Birthyear: 1946
Other directorships: None

Evelyn R. Whitley	Director of Debt Management, Virginia Department of Treasury, 1993
Advisory Board Member	to present; (2)
(2011)
Birthyear: 1959
Other directorships: None

John A. Shelley, II	Finance Director, City of Port Orange, Florida, 1988 to present. (2)
Advisory Board Member (2009)
Birthyear: 1957
Other directorships: None

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The mailing address of each Independent Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

Compensation Arrangements. As noted above, members of the Advisory Board receive no compensation from the Trust. The table that follows shows compensation paid by the Trust for the fiscal year ended June 30, 2010, to members of the Board and the Trust’s officers. The Trust does not pay retirement or pension benefits to any of its officers or trustees and does not pay compensation to officers affiliated with the Adviser or the Distributor.

	Year Ended June 30, 2010
		Pension Retirement	Estimated	Total
	Aggregate	Benefits as Part	Annual Benefits	Compensation
	Compensation	of Trust’s	Upon	From Fund
Name and Position	From Trust*	Expenses	Retirement	Complex*

Michael P. Flanagan
Independent Trustee	$ 10,250	N/A	N/A	$ 10,250

Dennis W. Kerns
Independent Trustee	9,000	N/A	N/A	9,000

Jeffrey A. Laine
Independent Trustee (and formerly,
President and Treasurer)	11,250	N/A	N/A	11,250

Brian M. Marcel
Independent Trustee	8,750	N/A	N/A	8,750

Robert R. Sedivy
Independent Trustee	10,500	N/A	N/A	10,500

Joseph W. White
Independent Trustee	8,000	N/A	N/A	8,000

Martin P. Margolis
Trustee and President	-0-	N/A	N/A	-0-

Barbara L. Fava
Vice-President	-0-	N/A	N/A	-0-

Jennifer L. Scheffel, Esq.
Secretary and Chief
Compliance Officer	-0-	N/A	N/A	-0-

Debra J. Goodnight
Treasurer	-0-	N/A	N/A	-0-

Daniel R. Hess
Assistant Secretary and
Assistant Treasurer	-0-	N/A	N/A	-0-

Total	$57,750	N/A	N/A	$57,750

* Prime Series and Government Series each pay a portion of the total fees paid to each Trustee by the Trust.

Trustee Ownership of Securities of the Trust. The table that follows sets forth information about each Trustee’s beneficial ownership interest in shares of the Trust as of December 31, 2010.

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Aggregate Dollar Range of
	Dollar Range of Equity	Equity Securities in All Portfolios
	Securities in the Trust	Overseen by Trustee
Interested Trustee
Martin P. Margolis	none	none

Independent Trustees
Michael P. Flanagan	none	none
Dennis W. Kerns	none	none
Jeffrey A. Laine*	none	none
Brian M. Marcel	none	none
Robert R. Sedivy	none	none
Joseph W. White	none	none

* Prior to September 29, 2008, Mr. Laine was President and Treasurer of the Trust and an Interested Trustee.

Trustee Interest in Adviser, Distributor or Affiliates. As of December 31, 2010, neither the Independent Trustees, nor members of their immediate family, owned securities beneficially or of record of the Adviser, the Distributor or any affiliate of the Adviser or Distributor as shown by the chart below. Accordingly, as of December 31, 2010, neither the Independent Trustees, nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Distributor or any of their affiliates.

Name of Owners
	and Relationships			Value of	Percent of
Name of Trustee	to Trustee	Company	Title of Class	Securities	Class
Michael P. Flanagan
Independent Trustee	N/A	N/A	N/A	N/A	N/A
Dennis W. Kerns
Independent Trustee	N/A	N/A	N/A	N/A	N/A
Jeffrey A. Laine
Independent Trustee	N/A	N/A	N/A	N/A	N/A
Brian M. Marcel
Independent Trustee	N/A	N/A	N/A	N/A	N/A
Robert R. Sedivy
Independent Trustee	N/A	N/A	N/A	N/A	N/A
Joseph W. White
Independent Trustee	N/A	N/A	N/A	N/A	N/A

Proxy Voting Policies

The Board has delegated to the Trust’s investment adviser, PFM Asset Management LLC (“PFM Asset Management” or “Adviser”) authority to vote proxies on the securities held in the Fund’s portfolios. The Board has also approved the Adviser’s policies and procedures for voting proxies, which are described below.

The Trust’s investment policies limit investments to securities which are fixed income securities or mutual funds. Holders of fixed income securities rarely are called upon to vote their interests, except in unusual circumstances requiring securityholder consent. Holders of shares in mutual funds vote on recurring corporate governance matters, such as the election of directors, but non-routine matters, such as the approval of a new investment management contract or a request for consent to assign such a contract, also arise infrequently from time-to-time.

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As a general policy, the Adviser seeks to vote proxy proposals, consents or resolutions relating to the mutual funds which are the portfolio securities of its clients, in a manner that serves the best interests of the client, taking into account relevant factors, including, but not limited to:

•	Impact on the valuation of securities;

•	Anticipated costs and benefits associated with the proposal;

•	An increase or decrease in costs, particularly management fees, of investment in the securities;

•	Effect on liquidity; and

•	Customary industry and business practices.

The policies described in this statement are not exhaustive due to the variety of proxy voting issues that the Adviser may be required to consider. In reviewing proxy issues of the sort described as follows, the Adviser will apply the following general principles.

On matters of corporate governance, the Adviser recognizes the importance of good corporate governance in ensuring that the directors fulfill their obligations to shareholders. The Adviser favors proposals promoting transparency and accountability within a company. For example, the Adviser supports the appointment of a majority of independent directors on key committees. Unless there is a proxy contest for seats on the Board of a portfolio fund, which is uncommon, or unless the Adviser determines that there are other compelling reasons for withholding votes for directors, it will vote in favor of the management-proposed slate of directors. The Adviser generally will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without reasonable excuse, and may abstain where there is insufficient information about the nominees disclosed in the proxy statement.

On matters relating to the appointment of auditors, the Adviser believes that the management of a company is in the best position to choose auditors, so it will generally support management’s recommendation. In reviewing a proposed auditor, the Adviser will consider whether the proposed auditor has received significant fees for non-audit services to the company as well as any other reasons to question the independence or performance of the auditors.

On matters relating to changes in a company’s charter, articles of incorporation or by-laws, such matters generally are technical and administrative in nature. Absent a compelling reason to the contrary, the Adviser will cast votes in accordance with management’s recommendations on such proposals, for example, to increase the number of a fund’s directors, or to adopt term limitations or retirement requirements. However, the Adviser will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the portfolio company, including any limitation on shareholder rights, or have a material economic effect on the company.

16

On matters relating to corporate reorganizations, the Adviser believes votes dealing with corporate reorganizations, such as mergers, changes of domicile or approval of a proposed assignment of the mutual fund advisor’s contract, are an extension of the investment decision. Accordingly, the Adviser will analyze such proposals on a case-by-case basis, relying on the views of its investment professionals managing the portfolio in which the shares are held.

On matters relating to proposals affecting shareholder rights, the Adviser believes that fundamental rights of shareholders must be protected. The Adviser will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights.

On matters relating to investment advisory agreements and executive compensation, the Adviser believes that a fund’s board of directors should, within reason, be given latitude to negotiate satisfactory terms of an investment advisory agreement. The Adviser will examine proposals that result in an increase of compensation to investment advisors and other service providers of portfolio mutual funds on a case-by-case basis, with particular emphasis on the relative performance of the fund. The Adviser will review proposals relating to executive compensation plans, if any, to ensure that the long-term interests of management and shareholders are properly aligned. The Adviser generally will oppose proposals to give shareholders a binding vote on executive compensation.

With the exception of an advisory client’s investment in a mutual fund to which the Adviser is a service provider, the Adviser expects that a conflict of interest between PFM and its client whose investments are managed by the Adviser is unlikely. In addition to serving as the investment adviser to the Portfolios, the Adviser is the investment adviser to several local government investment pools (each a “Pooled Investment”). The Adviser receives no investment advisory fee from an investment advisory client in respect of that client’s assets which the Adviser invests in a Pooled Investment. With regard to voting of securities in a Pooled Investment owned by clients for which the Adviser is the direct investment advisor – or in any other circumstances where it could appear that PFM has an interest in the matter to be voted upon) the Adviser applies the following principles:

A.
If the proposal relates to the election of directors, selection of auditors or such other matters in which the outcome does not directly affect the Adviser, the Adviser will vote in accordance with the policies voted above.

B.
If such other proxy proposal relates to a transaction directly affecting the Adviser or otherwise requires a case-by-case determination under the policies described above, the Adviser in various circumstances will seek the advice either of the managers of the advised client or of a qualified, independent third party regarding the voting of a proxy, and the Adviser will submit the proxy statement to such third party or management of the advised client. The Adviser’s management will vote the proxy in accordance with the decision of the recommendation of client management or the third party’s recommendation.

All other decisions regarding proxies will be determined on a case-by-case basis taking into account the policies as set forth above. The Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid conflict of interest.

17

You can obtain a free report on the Trust’s proxy voting record during the most recent 12-month period ended June 30 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

Control Persons and Principal Holders of Securities

Set forth below is certain information as to all persons known to the Trust to own beneficially 5% or more of the shares of Government Series and of Institutional Class, Independent Schools Class and Florida Education Class of Prime Series, as applicable, on June 15, 2011. The Colorado Investors Class of Prime Series had not yet commenced operations as of the date of this Statement of Additional Information, therefore it had no shares outstanding on June 15, 2011.

Prime Series – Institutional Class
Shareholder	Number of Shares on 6/15/11	Share %
Arizona State University	193,891,804.32	12.19%
North Carolina Eastern Municipal
Power Agency	106,408,643.36	6.69%
North Carolina Municipal Power
Agency Number 1	100,533,770.82	6.32%
North Carolina Turnpike Authority	94,486,045.69	5.94%
Massachusetts Development Finance Agency	93,942,741.04	5.91%

Government Series
Shareholder	Number of Shares on 6/15/11	Share %
District of Columbia	40,039,147.53	10.98%
Madison County School System (KY)	35,861,050.40	9.83%
School Board of Volusia County (FL)	27,399,109.07	7.51%
School District of Osceola County (FL)	27,378,447.64	7.51%
Alachua County Board of Commissioners (FL)	22,730,325.79	6.23%
City of Chicago (IL)	20,029,988.71	5.49%

Prime Series – Independent Schools Class
Shareholder	Number of Shares on 6/15/11	Share %
Arcadia University	3,679,566.55	98.58%

Prime Series – Florida Education Class
Shareholder	Number of Shares on 6/15/11	Share %
Florida Education Investment Trust Fund	234,014,783.05	100.00%

Arcadia University may be deemed to control the Independent Schools Class of Prime Series by virtue of its ownership of more than 25% of the outstanding shares of that class. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Independent Schools Class of Prime Series. Through the exercise of voting rights with respect to shares of the Independent Schools Class of Prime Series, Arcadia University may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

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Florida Education Investment Trust Fund may be deemed to control the Florida Education Class of Prime Series by virtue of its ownership of more than 25% of the outstanding shares of that class. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Florida Education Class of Prime Series. Through the exercise of voting rights with respect to shares of the Florida Education Class of Prime Series, Florida Education Investment Trust Fund may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

The Treasury Board of the Commonwealth of Virginia (the “Treasury Board”) is the owner of record of the SNAP® Program participants’ shares of the SNAP Fund Class of Prime Series. The Treasury Board may be deemed to control the Trust and the Prime Series by virtue of its record ownership of more than 25% of the outstanding shares of the Trust and the Prime Series. These control relationships will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Trust or the Prime Series, respectively. Through the exercise of voting rights with respect to shares of the Trust and the Prime Series, the Treasury Board may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders of the Trust or the Prime Series is required.

Additional Information About Management

Additional Information About Investment Advisory Arrangements

Investment advisory services are provided to Prime Series and Government Series pursuant to investment advisory agreements (the “Advisory Agreements”) between PFM and the Trust on behalf of each Series. The Advisory Agreement were approved by the Board, including a majority of Trustees who were Independent Trustees, at a meeting of the Board held on August 13, 2009. They were approved by shareholders of Prime Series and Government Series (the “Shareholders”) at a special meeting of Shareholders held on September 30, 2009, and became effective on December 16, 2009.

PFM is an indirect, wholly-owned subsidiary of PFM I, LLC. A group of private equity investors, under the management of ICV Capital Partners, LLC, a minority-owned private investment firm, controls PFM I, LLC and its subsidiaries through ownership of 41% of the outstanding voting Units of PFM I, LLC and the right to designate a majority of its board of managers. PFM I, LLC may be deemed to be indirectly controlled by ICV Capital Partners, LLC and its sole managing member, ICV Professionals, LLC. Willie Woods is the sole managing member of ICV Professionals, LLC.

In addition to the provisions of Advisory Agreements described in the Prospectus, the Advisory Agreements contain the provisions described below. Each Advisory Agreement has an initial term of two years following the date of its execution. Thereafter, each agreement continues in effect from year to year if approved annually: (i) by the Board or by a majority of the shares of the applicable Series outstanding and entitled to vote; and (ii) by a majority of the Independent Trustees by vote cast in person. The Advisory Agreements will each terminate automatically in the event of its assignment (as defined in the 1940 Act) and may be terminated at any time without penalty by PFM upon 60 days’ written notice to the Trust. Each Advisory Agreement may be terminated by the relevant Portfolio at any time without penalty, by the Board or by vote of a majority of the outstanding voting securities of the Portfolio.

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Each Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, PFM is not liable for any error of judgment, mistake of law or loss in connection with PFM’s performance of each of the Advisory Agreements and permits PFM to act as an investment adviser for any other organization, firm, corporation or person.

For the fiscal years ended June 30, 2010, 2009 and 2008, fees were paid by the Prime Series to the Adviser in the amounts of $2,355,955, $2,224,632 and $2,116,700, respectively, of which $0, $0 and $12,279, respectively, were waived. For the fiscal years ended June 30, 2010 and 2009, the nine months ended June 30, 2008 and fiscal year ended September 30, 2007, fees were paid by the Government Series to the Adviser in the amounts of $321,862, $150,643, $126,166 and $158,852, respectively.

Additional Information About the Administration Agreement

PFM provides administration services to the Portfolios pursuant to an administration agreement approved by the Board on August 13, 2009 and which became effective on December 16, 2009 (the “Administration Agreement”). The Administration Agreement has an initial term expiring December 16, 2011 and will remain in effect from year to year thereafter, unless earlier terminated, if approved annually by the Trustees, including a majority of the Independent Trustees. The Administration Agreement may be terminated at any time without penalty by PFM upon 60 days’ written notice to the Trust. It may be terminated by the Trust at any time without penalty upon 60 days’ written notice to PFM, provided that such termination shall be directed or approved by the vote of a majority of its Trustees, including a majority of the Independent Trustees.

Distribution Arrangements

The Distributor, PFM Fund Distributors, Inc., serves as the exclusive distributor of shares of the Portfolios, pursuant to a distribution agreement with the Trust approved by the Board on August 13, 2009 and which became effective on December 16, 2009 (the “Distribution Agreement”). The Distribution Agreement has an initial term expiring December 16, 2011, and will remain in effect from year to year thereafter, unless earlier terminated, if approved annually by the Board, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days’ written notice and terminates automatically in the event of an “assignment” as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Portfolios, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials, except for certain expenses under the 12b-1 Plan which are approved by the Board and paid by the Portfolio or class thereof, as applicable.

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The Distributor is a wholly-owned subsidiary of the Adviser and its address is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

Pursuant to a plan of distribution (the “Distribution Plan”), Government Series and the Institutional Class of Prime Series (each a “Covered Fund,” and collectively the “Covered Funds”) are permitted to bear certain expenses in connection with the distribution of their shares. Under the Distribution Plan, which is designed to comply with the requirements of Rule 12b-1 under the 1940 Act, the Covered Funds are authorized to pay (i) all fees and expenses relating to the qualification of each Covered Fund under the securities or state “Blue Sky” laws of the Commonwealth of Virginia and any other states in which the Covered Funds may sell shares; (ii) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Portfolios’ shares; (iii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; and (iv) all fees and costs incurred in conjunction with any activity reasonably determined by the Board to be primarily intended and reasonably calculated to result in the sale of shares of the Covered Funds.

The Distribution Plan further authorizes the Covered Funds to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of the Covered Funds, in an amount not to exceed .25% of each Covered Funds’ average daily net assets in any year. The Distribution Plan does not authorize reimbursement of expenses incurred by the Distributor or others assisting in the distribution of shares of the Covered Funds in one fiscal year from amounts available to the Covered Funds under such plan in subsequent fiscal years. Therefore, if expenses of distribution incurred by the Distributor and others in any fiscal year exceed .25% of the average daily net assets of a Covered Fund for such fiscal year, the amount of such excess expenses will not be reimbursed by the Covered Fund. Further, payments or reimbursement made under the Distribution Plan may be made only as determined from time to time by the Board. Expenses for which the Distributor may seek reimbursement include advertising and direct mail expenses, costs of printing and mailing prospectuses and sales literature to prospective shareholders, payments to third parties who sell shares of the Covered Funds and compensation of brokers, dealers and other intermediaries, general administrative overhead of the Distributor (including payment of compensation to sales personnel involved in the sale of shares of the Covered Funds), administrative support allocable to efforts to sell shares of the Covered Funds, sales promotion expenses and shareholder servicing expenses (trail commissions) and any other costs of effectuating the Distribution Plan. The Distribution Plan also authorizes the Covered Funds to make direct payments to registered broker-dealers and other persons, including banks, who assist the Covered Funds in distributing or promoting the sale of shares of the Covered Funds or who enter into shareholder processing and service agreements pursuant to which such services directly result in the sale of shares of the Covered Funds.

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There were no payments under the Distribution Plan during the fiscal years ended June 30, 2010, 2009 and 2008.

Unless terminated as indicated below, the Distribution Plan shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by a vote of the Board and of the “Qualified Trustees.” The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or by the vote of the holders of a majority of the outstanding shares of the Portfolios. The Distribution Plan may not be amended to increase materially the amount of payments to be made without shareholder approval and all amendments must be made by the Board including the Qualified Trustees. As defined in Rule 12b-1 under the 1940 Act, a “Qualified Trustee” means any trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) of the 1940 Act and who has no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan.

The Distributor may enter into arrangements with unaffiliated broker-dealers that act as dealers in connection with the offering of shares of the Portfolios to reimburse them for costs incurred in connection with their marketing efforts or to compensate them for distribution services or investor-related services they provide to shareholders of the Portfolios who are their customers. Payments pursuant to any such arrangements are made by the Distributor, the Adviser or one of their affiliates from their own resources and are neither paid by the Portfolios nor are an expense of the Portfolios.

Yield Information

Current yield information for the Portfolios and classes thereof may, from time to time, be quoted in reports, literature and advertisements published by the Trust. The current yield of each Portfolio or Class, which is also known as the current annualized yield or the current seven-day yield, represents the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical account with a balance of one share (normally $1.00 per share) over a seven-day base period expressed as a percentage of the value of one share at the beginning of the seven-day period. This resulting net change in account value is then annualized by multiplying it by 365 and dividing the result by 7.

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The Trust may also quote a current effective yield of each Portfolio or Class from time to time. The current effective yield represents the current yield compounded to assume reinvestment of dividends. The current effective yield is computed by determining the net change (exclusive of capital changes and income other than investment income), over a seven-day period in the value of a hypothetical account with a balance of one share at the beginning of the period, dividing the difference by the value of the account at the beginning of the period to obtain a base period return, then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The current effective yield will normally be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

The Trust also may publish a “monthly distribution yield” on each shareholder’s month-end account statement or provide it to shareholders upon request. The monthly distribution yield represents the net change in the value of a hypothetical account with a balance of one share (normally $1.00 per share) resulting from all dividends declared during a month by a portfolio expressed as a percentage of the value of one share at the beginning of the month. This resulting net change is then annualized by multiplying it by 365 and dividing it by the number of calendar days in the month.

The Trust may also quote the investment performance of the Portfolios and Classes from time to time. The Portfolios’ and Classes performance, or the performance of securities in which it invests, may be compared to:

•
iMoneyNet Money Fund Report Averages, which are average yields of various types of money market funds that include the effect of compounding distributions and are reported in iMoneyNet Money Fund Report;

•
the average yield reported by the Bank Rate Monitor National Index for money market deposits accounts offered by the 100 leading banks and thrifts institutions in the ten largest standard metropolitan statistical areas;

•
other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by iMoneyNet Money Fund Report, The Wall Street Journal, Barron’s, Lipper Analytical Services, Inc., CDA Investment Technology, Inc. or Bloomberg Financial Markets, a financial information network;

•
yields on other money market securities or averages of other money market securities as reported in the Federal Reserve Bulletin, by Telerate, a financial information network, by Bloomberg Financial Markets or by broker-dealers;

•	yields on investment pools that operate in a manner consistent with the SEC’s Rule 2a-7 of the 1940 Act;

•	other fixed-income investments such as Certificates of Deposit (CDs).

Yield information may be useful to shareholders in reviewing the Portfolios’ and Classes’ performance. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. The Portfolios’ and Classes’ yields are not guaranteed and may fluctuate slightly on a daily basis. The yield for any given past period is not an indication or representation by the Trust of future yields or rates of return on its shares and, therefore, it cannot be compared to yields on direct investment alternatives which often provide a guaranteed fixed yield for a stated period of time. However, some of such alternative investments may have substantial penalties on their yield in the case of early withdrawal, may have different yields for different balance levels, may have minimum balance requirements, or may require relatively large single investments to get comparable yields at all, none of which is the case with the Portfolios or Classes. Prime Series issues multiple classes of its shares. Expenses will differ among the classes of Prime Series and the Portfolios and thus dividends will differ.

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Taxation

It is the policy of the Trust to distribute in each taxable year of a Portfolio substantially all of such Portfolio’s net investment income and net realized capital gains, if any, to shareholders. Each Portfolio has elected to be classified, and the Trust intends that each Portfolio will qualify, as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, a Portfolio will not be subject to Federal income tax on that part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for such tax treatment, a Portfolio must generally, among other things: (1) derive at least 90% of its gross income from (a) dividends, interest, payments received with respect to loans of securities, gains from the sale or other disposition of stock or securities and certain related income and (b) net income from an interest in a qualified publicly traded partnership; and (2) diversify its holdings so that at the end of each quarter of its taxable year (a) 50% of the value of the Portfolio’s total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Portfolio’s total assets or 10% of the voting securities of any issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of (i) any one issuer (or any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses), other than U.S. government securities or other regulated investment companies; or (ii) the securities of one or more qualified publicly traded partnerships.

The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute within a calendar year 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gain net income, determined on a October 31st year end basis. The Trust intends to distribute the income and capital gains of the Portfolios in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

Dividends of the Portfolios will be taxable to shareholders as if received on December 31 of the year in which they are declared.

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Pursuant to recently issued Treasury regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a “reportable transaction.” A transaction may be a “reportable transaction” based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Under new legislation a significant penalty is imposed on taxpayers who participate in a “reportable transaction” and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible Federal, state or local disclosure obligations with respect to their investment in shares of a Portfolio.

Valuation

As noted in the Prospectus, each Portfolio values its portfolio on the basis of the amortized cost method of valuation. While the amortized cost method provides certainty in valuation, there may be periods during which the value, as determined by amortized cost, is higher or lower than the price each Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Portfolios’ shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates for market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would be true in a period of rising interest rates. The Board has established procedures (the “Procedures”) designed to monitor the difference, if any, between each Portfolio’s NAV per share determined in accordance with the amortized cost method of valuation and the value that would be obtained if the Portfolio’s portfolio were “marked to market” i.e. price based on available market quotations. “Available market quotations” may include actual market quotations (valued at the mean between the bid and ask prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

Under the Procedures, if the extent of any deviation between the “mark to market” NAV per share and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or other unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a NAV per share using available market quotations.

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General Information

Description of Shares

The Trust is a Virginia business trust. The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify any unissued shares of the Trust into one or more classes or series by setting their respective preferences, limitations, and relative rights, to the extent permitted by the Virginia Business Trust Act. Pursuant to such authority, the following series and classes have been authorized and are offered by the Trust:

Prime Series

SNAP® Fund Class Shares Institutional Class Shares
Independent Schools and Colleges Class Shares Florida Education Class Shares Colorado Investors Class Shares

Government Series

Further Information About Purchases and Redemptions

As is stated in the Prospectus, if the Board determines that it would be detrimental to the interests of the remaining shareholders to redeem shares wholly in cash, the Portfolios may pay the redemption price in whole or in part by the distribution in kind of investments from the investment holdings of the Portfolio, in lieu of cash and in conformity with the applicable rules of the SEC. The Trust, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Portfolios are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90 day period for any one shareholder. Should redemptions by a shareholder exceed such limitation, the Portfolios will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholders might incur brokerage costs in converting the assets into cash. The method of valuing investments used to make redemptions in kind will be the same as the method of valuing portfolio investments under “Net Asset Value” in the Prospectus and such valuation will be made as of the same time the redemption price is determined. It should be noted that the management of the Portfolios considers the prospect for redeeming shares in the Portfolios using the “in-kind” provision to be highly remote.

The date of payment of redemptions may be postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such exchange is restricted as determined by the SEC by rule or regulation; (ii) during periods in which an emergency, as determined by the SEC, exists making disposal of portfolio securities or instruments or determination of the net assets of the Portfolios not reasonably practical; or (iii) for such other periods as the SEC may permit. Payment of redemption proceeds relating to shares purchased by check within 15 days of the date on which the redemption request was received may be delayed by the Portfolios until a determination is made that the check given in purchase has cleared, which may be up to fifteen days.

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Financial Statements

Financial statements of Prime Series and Government Series for the year ended June 30, 2010 have been audited by Ernst & Young LLP. Such financial statements and accompanying report are included in the Prime Series and Government Series Annual Report for the year ended June 30, 2010 which, along with the unaudited financial statements included in the Prime Series and Government Series Semi-Annual Report for the six-months ended December 31, 2010, are hereby incorporated by reference in this Statement of Additional Information.

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Investment Adviser
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
U.S. Bank N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Administrator and Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Independent Registered Public
Accounting Firm
Ernst & Young LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101
(800) 338-3383

PART C

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registration’s previously filed registration statements on Form N-1A indicated below, except as noted:

Number	Description

28(a)(i)	Articles of Incorporation are incorporated herein by reference to Exhibit (1) of Registrant's Registration Statement filed with Registrant's Post-Effective Amendment No. 13 on July 30, 1996.

28(a)(ii)	Amendment to Articles of Incorporation effective May 31, 1989 is incorporated by reference to Exhibit (1)(b) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.

28(a)(iii)	Amended and Restated Articles of Incorporation effective July 31, 2002 are incorporated by reference to Exhibit (a)(3) of Registrant's Post-Effective Amendment No. 24 filed on July 29, 2002.

28(a)(iv)	Amended and Restated Articles of Incorporation effective April 5, 2006 are incorporated by reference to Exhibit (23)(a) (iv) of Registrant's Post-Effective Amendment No. 36 filed on October 30, 2006.

28(a)(v)
Second Amended and Restated Articles of Incorporation effective August 8, 2006 are incorporated by reference to Exhibit (23)(a)(v) of Registrant's Post-Effective Amendment No. 36 filed on October 30, 2006.

28(a)(vi)	Form of Articles of Entity Conversion to Virginia business trust are incorporated by reference to Exhibit 23(a)(vi) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

28(a)(vii)	Form of Declaration of Trust is incorporated by reference to Exhibit 23(a)(vii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

28(a)(viii)
Form of Certificate of Designation, dated May 4, 2009, establishing the Independent Schools and Colleges Class of Registrant’s Prime Series, is incorporated by reference to Exhibit 23(a)(viii) of Registrant’s Post-Effective Amendment No. 41 filed on May 5, 2009.

28(a)(ix)
Form of Certificate of Designation, dated June 28, 2010, establishing the Florida Education Class of Registrant’s Prime Series, is incorporated by reference to Exhibit 23(a)(ix) of Registrant’s Post-Effective Amendment No. 43 filed on July 30, 2010.

28(a)(x)	Form of Certificate of Designation, dated May 4, 2011, establishing the Colorado Investors Class of Registrant’s Prime Series, is filed herewith.

28(b)(i)	By-laws. Amended and Restated Bylaws of the Registrant are incorporated by reference to Exhibit (b)(2) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.

28(b)(ii)	Form of By-laws of Registrant as Virginia business trust renamed PFM Funds is incorporated by reference to Exhibit 23(b)(ii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

28(c)
Instruments Defining Rights of Security Holders. The rights of shareholders are defined in Article III of Registrant's Second Amended and Restated Articles of Incorporation, previously filed as Exhibit (23)(a)(v) of Registrant's Post-Effective Amendment No. 36 filed on October 30, 2006.

28(d)(i)
Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the CCRF Prime Portfolio, dated July 31, 2002, is incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 23, filed on July 29, 2002.

28(d)(ii)
Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the CCRF Federal Portfolio, dated May 5, 2003, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

28(d)(iii)
Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the SNAP(R) Fund, dated July 29, 2004, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 32, filed on September 14, 2004.

28(d)(iv)
Form of Amended Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Government Series (formerly known as CCRF Federal Portfolio) is incorporated by reference to Exhibit 23(d)(iv) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

28(d)(v)
Form of Amended Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Prime Series (formerly known as SNAP® Fund) is incorporated by reference to Exhibit 23(d)(v) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

28(d)(vi)
Form of Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Government Series, dated December 16, 2009, is incorporated by reference to Exhibit 23(d)(vi) of Registrant’s Post-Effective Amendment No. 43 filed on July 30, 2010.

28(d)(vii)
Form of Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Prime Series, dated December 16, 2009,  is incorporated by reference to Exhibit 23(d)(vii) of Registrant’s Post-Effective Amendment No. 43 filed on July 30, 2010.

28(e)(i)
Form of Amended Distribution Agreement between the Registrant and PFM Fund Distributors, Inc. relating to the SNAP(R) Fund, dated July 31, 2007, is incorporated by reference to Exhibit (e)(i) of Registrant’s Post-Effective Amendment No. 37, filed on October 31, 2007.

28(e)(ii)
Form of Distribution Agreement between the Registrant and PFM Fund Distributors, Inc. relating to CCRF Federal Portfolio and CCRF Prime Portfolio, dated July 1, 2005, is incorporated by reference to Exhibit (e)(ii) of Registrant's Post-Effective Amendment No. 34, filed on July 1, 2005.

28(e)(iii)
Form of Distribution Agreement between Registrant and PFM Fund Distributors, Inc. relating to Prime Series (formerly known as SNAP® Fund) and Government Series (formerly known as CCRF Federal Portfolio) is incorporated by reference to Exhibit 23(e)(iii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

28(e)(iv)
Form of Amendment to Distribution Agreement between Registrant and PFM Fund Distributors, Inc. relating to Prime Series and Government Series, dated May 4, 2009, is incorporated by reference to Exhibit 23(e)(iv) of Registrant’s Post-Effective Amendment No. 41 filed on May 5, 2009.

28(e)(v)
Form of Distribution Agreement between Registrant and PFM Fund Distributors, Inc. relating to Prime Series and Government Series, dated December 16, 2009, is incorporated by reference to Exhibit 23(e)(v) of Registrant’s Post-Effective Amendment No. 43 filed on July 30, 2010.

28(e)(vi)
Form of Investment Agreement between the Registrant, the Florida Education Investment Trust Fund and PFM Fund Distributors, Inc. relating to the Florida Education Class of Prime Series, dated September 21, 2010, is incorporated by reference to Exhibit 28(e)(vi) of Registrant’s Post-Effective Amendment No. 46 filed on October 8, 2010.

28(f)	Bonus or Profit Sharing Contracts. Not Applicable.

28(g)(i)
Form of Custody Agreement between the Registrant and Wachovia Bank, National Association relating to CCRF Federal Portfolio, CCRF Prime Portfolio and the SNAP(R) Fund, dated February 28, 2005, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 33, filed on May 2, 2005.

28(g)(ii)
Assignment of and Amendment to Custodian Agreement between the Registrant, Wachovia Bank, National Association and U.S. Bank National Association relating to CCRF Federal Portfolio, CCRF Prime Portfolio and the SNAP(R) Fund, dated November 1, 2006, is incorporated by reference to Exhibit (g)(ii) of Registrant’s Post-Effective Amendment No. 37, filed on October 31, 2007.

28(h)(i)
Amended and Restated Administration Agreement between the Registrant and PFM Asset Management LLC, dated March 16, 2006, is incorporated by reference to Exhibit (23)(h)(i) of Registrant's Post-Effective Amendment No. 36 filed on October 30, 2006.

28(h)(ii)
Amended and Restated Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated March 16, 2006, is incorporated by reference to Exhibit (23)(b)(ii) of Registrant's Post-Effective Amendment No. 36 filed on October 30, 2006.

28(h)(iii)
Form of Administration Agreement between the Registrant and PFM Asset Management LLC, relating to the SNAP(R) Fund, dated July             29, 2004, is incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment No. 32, filed on September 14, 2004.

28(h)(iv)
Form of Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, relating to the SNAP(R) Fund, dated July 29, 2004, is incorporated by reference to Exhibit (4) of Registrant's Post-Effective Amendment No. 32, filed on September 14, 2004.

28(h)(v)
Form of Administration Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series (formerly known as SNAP® Fund) and Government Series (formerly known as CCRF Federal Portfolio), is incorporated by reference to Exhibit 23(h)(v) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

28(h)(vi)
Form of Transfer Agency Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series (formerly known as SNAP® Fund) and Government Series (formerly known as CCRF Federal Portfolio), is incorporated by reference to Exhibit 23(h)(vi) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

28(h)(vii)
Form of Amendment to Transfer Agency Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series and Government Series, dated May 4, 2009, is incorporated by reference to Exhibit 23(h)(vii) of Registrant’s Post-Effective Amendment No. 41 filed on May 5, 2009.

28(h)(viii)
Form of Operating Expense Limitation Agreement between Registrant and PFM Asset Management LLC relating to the Independent Schools and Colleges Class of Prime Series is incorporated by reference to Exhibit 23(h)(viii) of Registrant’s Post-Effective Amendment No. 41 filed on May 5, 2009.

28(h)(ix)
Form of Amendment to Operating Expense Limitation Agreement between Registrant and PFM Asset Management LLC relating to the Independent Schools and Colleges Class of Prime Series is incorporated by reference to Exhibit 23(h)(xi) of Registrant’s Post-Effective Amendment No. 42 filed on November 2, 2009.

28(h)(x)
Form of Administration Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series and Government Series, dated December 16, 2009, is incorporated by reference to Exhibit 23(h)(x) of Registrant’s Post-Effective Amendment No. 43 filed on July 30, 2010.

28(h)(xi)
Form of Transfer Agency Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series and Government Series, dated December 16, 2009, is incorporated by reference to Exhibit 23(h)(xi) of Registrant’s Post-Effective Amendment No. 43 filed on July 30, 2010.

28(h)(xii)
Form of Operating Expense Limitation Agreement between Registrant and PFM Asset Management LLC relating to the Independent Schools and Colleges Class of Prime Series is incorporated by reference to Exhibit 23(h)(xii) of Registrant’s Post-Effective Amendment No. 43 filed on July 30, 2010.

28(h)(xiii)
Form of First Amendment to Transfer Agency Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series and Government Series, dated August 5, 2010, is incorporated by reference to Exhibit 28(h)(xiii) of Registrant’s Post-Effective Amendment No. 46 filed on October 8, 2010.

28(h)(xiv)
Form of First Amendment to Operating Expense Limitation Agreement between Registrant and PFM Asset Management LLC relating to the Independent Schools and Colleges Class of Prime Series, dated August 5, 2010, is incorporated by reference to Exhibit 28(h)(xiv) of Registrant’s Post-Effective Amendment No. 46 filed on October 8, 2010.

28(h)(xv)	Form of Second Amendment to Transfer Agency Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series and Government Series, dated May 4, 2011, is filed herewith.

28(h)(xvi)
Form of Second Amendment to Operating Expense Limitation Agreement between Registrant and PFM Asset Management LLC relating to the Independent Schools and Colleges Class of Prime Series, dated June 29, 2011, is filed herewith.

28(h)(xvii)	Form of Operating Expense Limitation Agreement between Registrant and PFM Asset Management LLC relating to the Colorado Investors Class of Prime Series, dated May 4, 2011, is filed herewith.

28(h)(xviii)	Powers of Attorney, dated October 30, 2008, are incorporated by reference to Exhibit 99-POA of Registrant’s Post-Effective Amendment No. 41 filed on May 5, 2009.

28(i)	Legal Opinion. Legal Opinion dated July 29, 1999 is incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment filed on August 1, 1999.

28(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm is filed herewith.

28(k)	Omitted Financial Statements. Financial statements omitted from Item 22. Not Applicable.

28(l)	Initial Capital Agreements. Not Applicable.

28(m)(i)	Distribution Plan under Rule 12b-1 adopted by the Registrant is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 19 filed on August 1, 1999.

28(m)(ii)
Amended and Restated Distribution Plan under Rule 12b-1,  effective as of April 30, 2003, is incorporated by reference to Exhibit (6) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

28(m)(iii)	Form of Amended and Restated Distribution Plan under Rule 12b-1 is incorporated by reference to Exhibit 23(m)(iii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

28(m)(iv)	Form of Amended and Restated Distribution Plan under Rule 12b-1 is incorporated by reference to Exhibit 23(m)(iv) of Registrant’s Post-Effective Amendment No. 42 filed on November 2, 2009.

28(n)(i)
Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated March 16, 2006, is incorporated by reference to Exhibit 23(n) of Registrant’s Post-Effective Amendment No. 36 filed on October 30, 2006.

28(n)(ii)
Form of Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated by reference to Exhibit 23(n)(ii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

28(n)(iii)
Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated May 4, 2009, is incorporated by reference to Exhibit 23(n)(iii) of Registrant’s Post-Effective Amendment No. 41 filed on May 5, 2009.

28(n)(iv)
Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated October 29, 2009, is incorporated by reference to Exhibit 23(n)(iv) of Registrant’s Post-Effective Amendment No. 42 filed on November 2, 2009.

28(n)(v)
Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated January 28, 2010, is incorporated by reference to Exhibit 23(n)(v) of Registrant’s Post-Effective Amendment No. 43 filed on July 30, 2010.

28(n)(vi)
Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated August 5, 2010, is incorporated by reference to Exhibit 28(n)(v) of Registrant’s Post-Effective Amendment No. 46 filed on October 8, 2010.

28(n)(vii)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated May 4, 2011, is filed herewith.

28(o)	Reserved.

28(p)	Code of Ethics. Not Applicable to money market funds.

Item 29.	Persons Controlled by or Under Common Control with Registrant. None.

Item 30.
Indemnification.  Reference is made to Article IV Section 4.10 of Registrant's Amended and Restated By-Laws, incorporated by reference to Exhibit (b)(2) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.

Prior to September 17, 2004, the SNAP® Fund was a series of Evergreen Select Money Market Trust and Evergreen Investment Management Company, LLC served as the investment adviser.  On September 17, 2004, the SNAP® Fund was reorganized into a series of the Registrant (the "Reorganization").  As part of the Reorganization, the SNAP® Fund has agreed to indemnify, for a period of five years following the Reorganization, each Trustee of the Evergreen Select Money Market Trust against all liabilities and expenses incurred with respect to the Evergreen Fund by such Trustee in the manner and to the extent that such liabilities and expenses would have been indemnified under Evergreen Trust’s Declaration of Trust and By-Laws.  However, such indemnity will only be provided to the extent that such liabilities and expenses are not covered by the Evergreen Trust's director and officer insurance policy.

Effective September 29, 2008, Cadre Liquid Asset Fund – Money Market Series and Cadre Reserve Fund – Money Market Series reorganized into SNAP® Fund (renamed Prime Series) and Cadre Reserve Fund – U.S. Government Series (collectively with Cadre Liquid Asset Fund – Money Market Series and Cadre Reserve Fund – Money Market Series, the “Cadre Funds”) reorganized into the CCRF Federal Portfolio (renamed Government Series) (the “Cadre Reorganization”).  The Cadre Funds were each a series of Cadre Institutional Investors Trust.  As part of the Cadre Reorganization, the Registrant has agreed to indemnify, for a period of five years following the Cadre Reorganization, each Trustee of Cadre Institutional Investors Trust against all liabilities and expenses incurred with respect to the Cadre Funds by such Trustee in the manner and to the extent that such liabilities and expenses would have been indemnified under Cadre Institutional Investors Trust’s Declaration of Trust and By-Laws.  However, such indemnity will only be provided to the extent that such liabilities and expenses are not covered by Cadre Institutional Investors Trust's director and officer insurance policy

Item 31.	Business and other Connections of Investment Advisor.

(a)	None.

(b)
Information regarding the business and other connections of PFM Asset Management LLC is incorporated by reference to PFM Asset Management LLC's Form ADV, File No. 801-60449 which has been filed with the Securities and Exchange Commission.

Item 32.	Principal Underwriters.

(a)	PFM Fund Distributors, Inc. (formerly known as PFMAM, Inc.) is the Distributor for the shares of Prime Series and Government Series.

(b)	The table below sets forth certain information as to PFM Fund Distributors, Inc.'s directors and officers:

Name and Principal Business Address	Positions and Offices with the Distributor	Positions and Offices with the Registrant

Martin P. Margolis One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, PA 17101	President	Trustee and President
Debra J. Goodnight One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, PA 17101	Secretary and Treasurer	Treasurer
Stephen Boyle Two Logan Square, Suite 1600 18th & Arch Streets Philadelphia, PA 19103	Assistant Treasurer and Assistant Secretary

Item 33.	Location of Accounts and Books.

(a)	PFM Asset Management LLC (records relating to its functions as investment adviser, administrator and transfer agent).

(b)	The Registrant (Registrant's Declaration of Trust, Bylaws and corporate records).

(c)	Commonwealth Financial Group, Inc. (records relating to its functions as former distributor of the Registrant’s former CCRF Prime Portfolio and former CCRF Federal Portfolio).

(d)	State Street Bank & Trust Company (records relating to its function as former custodian).

(e)	PFM Fund Distributors, Inc. (records relating to its function as distributor).

(f)	Wachovia Bank, National Association (records relating to its function as custodian).

(g)	U.S. Bank, National Association (records relating to its function as custodian).

Item 34.
Management Services.  Other than as set forth under the captions "Management" in the Prospectus and "Additional Information as to Management Arrangements" in the Additional Statement constituting Part A and Part B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 35.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Harrisburg, and the State of Pennsylvania on the 29th day of June, 2011.

PFM FUNDS
(Registrant)

By:	/s/ Martin P. Margolis *
Martin P. Margolis, President
(Principal Executive Officer)

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Martin P. Margolis *	Trustee and President	June 29, 2011
Martin P. Margolis	(Principal Executive Officer)

/s/ Michael P. Flanagan *	Trustee	June 29, 2011
Michael P. Flanagan

/s/ Dennis W. Kerns *	Trustee	June 29, 2011
Dennis W. Kerns

/s/ Jeffrey A. Laine *	Trustee	June 29, 2011
Jeffrey A. Laine

/s/ Brian M. Marcel *	Trustee	June 29, 2011
Brian M. Marcel

/s/ Robert R. Sedivy *	Trustee	June 29, 2011
Robert R. Sedivy

/s/ Joseph W. White *	Trustee	June 29, 2011
Joseph W. White

/s/ Debra J. Goodnight *	Treasurer	June 29, 2011
Debra J. Goodnight	(Principal Financial Officer)

* /s/ Daniel R. Hess
Attorney-in-fact.

EXHIBIT LIST

28(a)(x)	Form of Certificate of Designation establishing the Colorado Investors Class of Registrant’s Prime Series

28(h)(xv)	Form of Second Amendment to Transfer Agency Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series and Government Series

28(h)(xvi)	Form of Second Amendment to Operating Expense Limitation Agreement between Registrant and PFM Asset Management LLC relating to the Independent Schools and Colleges Class of Prime Series

28(h)(xvii)	Form of Operating Expense Limitation Agreement between Registrant and PFM Asset Management LLC relating to the Colorado Investors Class of Prime Series

28(j)	Consent of Independent Registered Public Accounting Firm

28(n)(vii)	Form of Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3